UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5017

W&R Target Funds, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R Target Asset Strategy Portfolio
March 31, 2006
BULLION - 4.25%	Troy Ounces	Value

Gold (Cost: $16,025,641)	35,899	$20,952,430

COMMON STOCKS	Shares

Air Transportation - 0.25%
Air China Limited, H Shares (A)*	3,134,000	1,211,731

Aircraft - 3.07%
Boeing Company (The)	159,639	12,440,667
United Technologies Corporation	46,387	2,689,054
		15,129,721
Banks - 5.42%
Banco Itau Holding Financeira S.A., ADR	168,258	5,009,041
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	780	11,928,632
Kookmin Bank (A)	62,400	5,388,390
PT Bank Rakyat Indonesia (A)	5,352,000	2,296,996
Taishin Financial Holding Co., Ltd. (A)	3,853,000	2,124,827
		26,747,886
Business Equipment and Services - 5.87%
Dentsu Inc. (A)	1,478	5,361,988
Euronet Worldwide, Inc.*	120,257	4,548,120
Headwaters Incorporated*	100,746	4,008,683
Jacobs Engineering Group Inc.*	83,119	7,209,742
Mitsubishi Corporation (A)	77,200	1,757,825
Mitsui & Co., Ltd. (A)	274,000	3,962,175
Nomura Research Institute, Ltd. (A)	17,300	2,120,977
		28,969,510
Capital Equipment - 3.37%
Caterpillar Inc.	110,358	7,924,808
China Shenhua Energy Company Limited, H Shares (A)*	2,709,000	4,765,709
SMC Corporation (A)	25,300	3,942,243
		16,632,760
Chemicals -- Petroleum and Inorganic - 0.68%
Yara International ASA (A)	211,975	3,371,947

Chemicals -- Specialty - 0.49%
Air Products and Chemicals, Inc.	36,162	2,429,725

Coal - 2.86%
Alpha Natural Resources, Inc.*	155,099	3,588,991
Foundation Coal Holdings, Inc.	54,697	2,250,235
Peabody Energy Corporation	164,216	8,278,129
		14,117,355
Construction Materials - 0.49%
Asahi Glass Company, Limited (A)	163,000	2,435,998

Electrical Equipment - 0.25%
Ushio Inc. (A)	51,800	1,234,486

Electronic Components - 2.21%
Samsung Electronics Co., Ltd. (A)	16,837	10,917,363

Finance Companies - 2.38%
Rio Tinto plc (A)	231,715	11,763,491

Food and Related - 4.10%
Archer Daniels Midland Company	410,365	13,808,782
Bunge Limited	115,373	6,427,430
		20,236,212
Forest and Paper Products - 0.59%
Aracruz Celulose S.A., ADR	54,837	2,903,071

Gold and Precious Metals - 3.22%
Agnico-Eagle Mines Limited	98,056	2,985,805
Barrick Gold Corporation	304,583	8,296,841
Open Joint Stock Company "Mining and Metallurgical Company Norilsk Nickel", ADR*	47,565	4,607,859
		15,890,505
Health Care -- Drugs - 2.47%
Gilead Sciences, Inc.*	195,644	12,194,491

Insurance -- Life - 1.29%
China Life Insurance Company Limited, H Shares (A)*	5,031,000	6,354,278

Mining - 9.46%
Alumina Limited (A)	561,390	2,978,079
BHP Billiton Plc (A)	476,090	9,543,341
Cameco Corporation (A)	76,200	2,740,420
Falconbridge Limited (A)	140,655	4,922,353
Freeport-McMoRan Copper & Gold Inc., Class B	62,506	3,735,984
Inco Limited	141,388	7,053,847
Newmont Mining Corporation	184,610	9,579,413
Phelps Dodge Corporation	75,834	6,106,912
		46,660,349
Motor Vehicle Parts - 0.20%
AISIN SEIKI CO., LTD. (A)	25,900	1,007,833

Motor Vehicles - 2.46%
Toyota Motor Corporation (A)	221,800	12,117,026

Multiple Industry - 4.92%
General Electric Company	310,298	10,792,164
Hutchison Whampoa Limited, Ordinary Shares (A)	530,000	4,860,004
Las Vegas Sands, Inc.*	87,150	4,937,919
Sumitomo Mitsui Financial Group, Inc. (A)(B)	335	3,700,085
		24,290,172
Non-Residential Construction - 2.93%
Fluor Corporation	100,835	8,651,643
Hyundai Heavy Industries Co., Ltd. (A)	42,190	3,682,289
Shimizu Corporation (A)	289,000	2,104,274
		14,438,206
Petroleum -- Domestic - 0.59%
PetroChina Company Limited, H Shares (A)(B)	2,800,000	2,923,001

Petroleum -- International - 3.65%
Anadarko Petroleum Corporation	71,625	7,234,841
Burlington Resources Inc.	73,935	6,795,366
China Petroleum & Chemical Corporation, H Shares (A)	6,862,000	3,979,688
		18,009,895
Petroleum -- Services - 8.69%
Baker Hughes Incorporated	107,523	7,354,573
Nabors Industries Ltd.*	67,866	4,857,848
Schlumberger Limited	120,685	15,275,100
Transocean Inc.*	97,296	7,812,869
Weatherford International Ltd.*	165,185	7,557,214
		42,857,604
Railroad - 1.92%
Central Japan Railway Company (A)	225	2,217,502
Union Pacific Corporation	77,846	7,266,924
		9,484,426
Real Estate Investment Trust - 1.30%
Hongkong Land Holdings Limited	604,000	2,246,880
Keppel Land Limited (A)	1,008,000	3,081,672
Sumitomo Realty & Development Co., Ltd. (A)	39,000	1,080,204
		6,408,756
Retail -- Food Stores - 0.52%
LAWSON, INC. (A)	68,400	2,574,444

Security and Commodity Brokers - 3.90%
Chicago Mercantile Exchange Holdings Inc.	28,143	12,593,992
Legg Mason, Inc.	53,073	6,651,639
		19,245,631
Steel - 2.88%
Companhia Vale do Rio Doce, ADR	292,362	14,188,328

Timesharing and Software - 1.94%
Google Inc., Class A*	24,768	9,567,755

Trucking and Shipping - 1.00%
United Parcel Service, Inc., Class B	62,400	4,953,312

Utilities -- Electric - 2.61%
Veolia Environment (A)	231,734	12,870,367

Utilities -- Telephone - 0.50%
China Mobile (Hong Kong) Limited (A)	472,500	2,481,506

TOTAL COMMON STOCKS - 88.48%		$436,619,141

(Cost: $309,092,939)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Beverages - 0.36%
Central European Distribution Corporation,
8.0%, 7-25-12 (B)(C)	EUR 900	1,195,703
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	$500	603,750
		1,799,453
Construction Materials - 0.44%
Interface, Inc.:
7.3%, 4-1-08	520	530,400
9.5%, 2-1-14	550	563,750
Ply Gem Industries, Inc.,
9.0%, 2-15-12	1,180	1,097,400
		2,191,550
Finance Companies - 0.69%
ALROSA Finance S.A.,
8.125%, 5-6-08	900	943,830
Russian Standard Bank:
7.5%, 10-7-10	600	586,500
7.5%, 10-7-10 (B)	350	342,562
SLM Corporation,
4.0%, 7-25-14	600	556,488
Toyota Motor Credit Corporation,
5.49%, 1-18-15	1,050	973,749
		3,403,129
Food and Related - 0.39%
Cosan S.A. Industria e Comercio,
9.0%, 11-1-09	1,800	1,908,000

Forest and Paper Products - 0.10%
Sino-Forest Corporation,
9.125%, 8-17-11 (B)	475	510,625

Hospital Supply and Management - 0.15%
US Oncology Holdings, Inc.,
10.32%, 3-15-15	750	751,875

Mining - 0.36%
Vedanta Resources plc,
6.625%, 2-22-10 (B)	1,800	1,755,486

Motion Pictures - 0.14%
Cinemark, Inc.,
0.0%, 3-15-14 (D)	900	688,500

Motor Vehicles - 0.22%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	1,080	1,065,868

Utilities -- Electric - 0.05%
Wisconsin Energy Corporation,
5.875%, 4-1-06	227	227,000

Utilities -- Telephone - 0.22%
Open Joint Stock Company ''Vimpel-Communications'',
10.0%, 6-16-09 (B)	1,000	1,075,000

TOTAL CORPORATE DEBT SECURITIES - 3.12%		$15,376,486

(Cost: $15,104,886)

OTHER GOVERNMENT SECURITIES

South Korea - 0.20%
Korea Development Bank (The),
4.96%, 10-29-06	1,000	1,000,798

United Kingdom - 1.27%
United Kingdom Treasury:
5.75%, 12-7-09 (C)	GBP 2,000	3,622,844
4.75%, 6-7-10 (C)	1,500	2,635,655
		6,258,499

TOTAL OTHER GOVERNMENT SECURITIES - 1.47%		$7,259,297

(Cost: $7,416,546)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.0%, 4-15-19	$1,297	192,864
5.0%, 4-15-19	631	92,661
5.0%, 2-15-20	2,325	88,730
5.0%, 7-15-21	1,210	115,345
5.0%, 6-15-22	1,838	82,166
5.0%, 7-15-22	6,790	351,253
5.0%, 11-15-22	630	95,493
5.0%, 1-15-23	1,413	78,851
5.0%, 4-15-23	757	65,539
5.0%, 5-15-23	1,113	193,310
5.0%, 8-15-23	823	142,696
5.5%, 11-15-23	3,800	419,261
5.5%, 11-15-23	2,203	199,549
5.0%, 9-15-24	2,259	200,262
5.5%, 9-15-24	1,295	113,565
5.5%, 4-15-25	583	62,183
5.5%, 4-15-25	275	40,396
5.0%, 9-15-25	2,962	302,261
5.5%, 10-15-25	2,456	522,840
5.0%, 4-15-26	3,308	323,142
5.0%, 10-15-28	459	105,658
5.5%, 2-15-30	806	105,384
5.0%, 8-15-30	1,660	186,662
5.5%, 3-15-31	1,116	165,523
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	1,441	138,790
5.0%, 5-25-22	912	144,365
5.0%, 7-25-23	3,137	565,269
5.0%, 8-25-23	1,006	172,965
5.5%, 9-25-25	914	79,052
5.5%, 11-25-25	2,790	227,440
5.0%, 9-25-30	1,376	228,298
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	2,172	314,417
5.0%, 6-20-31	2,366	355,064
5.0%, 7-20-33	630	125,417
5.5%, 11-20-33	2,397	461,705
5.5%, 7-1-35	722	118,437
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 11-15-16	332	332,902
5.5%, 11-15-16	96	95,770
5.5%, 12-15-16	1,235	1,235,871

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 1.79%		$8,841,356

(Cost: $8,245,178)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.00%	Face Amount in Thousands

Euro, 6-8-06 (C)	EUR 750	19,955
Euro, 6-8-06 (C)	750	(4,955)
Euro, 7-19-06 (C)	1,800	14,512
Euro, 7-19-06 (C)	900	(6,163)
		$23,349

SHORT-TERM SECURITY - 0.89%	Principal Amount in Thousands

Banks
Rabobank USA Financial Corp. (Rabobank Nederland),
4.83%, 4-3-06 (Cost: $4,382,824)	$4,384	$4,382,824

TOTAL INVESTMENT SECURITIES - 100.00%		$493,454,883

(Cost: $360,268,014)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.

The following swap agreements were outstanding at March 31, 2006:
Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation

Merrill Lynch International	Dow Jones CDX Emerging Markets Series 4	1.8%	12-20-10	$3,600,000	$(99,000)

Merrill Lynch International	Dow Jones CDX North America High Yield Series 5	3.95%	12-20-10	3,686,000	(132,696)

					$(231,696)

Cash serves as collateral for the following open futures contract at March 31, 2006.
Underlying Security	Number of Contracts	Expiration Date	Market Value	Underlying Face Amount at Value

S&P 500 Futures	24	6-21-06	$7,819,800	$7,738,800

*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the total value of these securities amounted to $12,568,330 or 2.55% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, GBP - Great Britain Pound).
(D)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

The Investments of W&R Target Balanced Portfolio
March 31, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 1.03%
Southwest Airlines Co.	333,000	$5,990,670

Aircraft - 1.34%
Boeing Company (The)	100,100	7,800,793

Banks - 4.40%
Bank of America Corporation	100,300	4,567,662
Citigroup Inc.	94,100	4,444,343
Northern Trust Corporation	137,200	7,200,942
Wachovia Corporation	86,300	4,837,115
Wells Fargo & Company	70,000	4,470,900
		25,520,962
Beverages - 2.64%
Anheuser-Busch Companies, Inc.	29,000	1,240,330
Brown-Forman Corporation, Class B	73,400	5,649,598
PepsiCo, Inc.	145,900	8,431,561
		15,321,489
Business Equipment and Services - 2.47%
Cintas Corporation	203,300	8,676,844
Pitney Bowes Inc.	131,300	5,636,709
		14,313,553
Capital Equipment - 2.16%
Caterpillar Inc.	98,200	7,051,742
Ingersoll-Rand Company Limited, Class A	131,400	5,491,206
		12,542,948
Chemicals -- Specialty - 1.07%
Air Products and Chemicals, Inc.	92,200	6,194,918

Communications Equipment - 2.11%
Juniper Networks, Inc.*	274,000	5,237,510
Nokia Corporation, Series A, ADR	339,500	7,034,440
		12,271,950
Computers -- Micro - 1.19%
Apple Computer, Inc.*	109,800	6,886,107

Computers -- Peripherals - 3.08%
Adobe Systems Incorporated	217,300	7,595,721
Microsoft Corporation	377,100	10,270,319
		17,866,040
Defense - 2.02%
General Dynamics Corporation	183,600	11,746,728

Electrical Equipment - 1.17%
Emerson Electric Co.	81,200	6,790,756

Electronic Instruments - 1.38%
Lam Research Corporation*	185,450	7,980,841

Finance Companies - 2.53%
SLM Corporation	282,500	14,673,050

Food and Related - 2.73%
Archer Daniels Midland Company	228,200	7,678,930
Campbell Soup Company	251,900	8,161,560
		15,840,490
Health Care -- Drugs - 4.68%
Allergan, Inc.	80,500	8,734,250
Amgen Inc.*	81,100	5,919,083
Gilead Sciences, Inc.*	114,000	7,105,620
Novartis AG, ADR	97,300	5,394,312
		27,153,265
Health Care -- General - 4.27%
Biomet, Inc.	167,100	5,938,734
Boston Scientific Corporation*	150,100	3,459,805
DENTSPLY International Inc.	98,700	5,738,911
Johnson & Johnson	163,300	9,670,626
		24,808,076
Hospital Supply and Management - 2.57%
Medtronic, Inc.	132,700	6,734,525
UnitedHealth Group Incorporated	146,200	8,166,732
		14,901,257
Household -- General Products - 1.56%
Colgate-Palmolive Company	158,900	9,073,190

Insurance -- Life - 1.08%
Aflac Incorporated	138,900	6,268,557

Insurance -- Property and Casualty - 1.81%
Berkshire Hathaway Inc., Class B*	1,900	5,722,800
Chubb Corporation (The)	49,800	4,752,912
		10,475,712
Motion Pictures - 1.15%
News Corporation Limited, Class A	402,700	6,688,847

Multiple Industry - 4.39%
Altria Group, Inc.	59,300	4,201,998
General Electric Company	328,756	11,434,134
Las Vegas Sands, Inc.*	174,100	9,864,506
		25,500,638
Non-Residential Construction - 1.05%
Fluor Corporation	70,800	6,074,640

Petroleum -- International - 4.25%
BP p.l.c., ADR	115,500	7,962,570
ChevronTexaco Corporation	83,000	4,811,510
Exxon Mobil Corporation	195,546	11,900,930
		24,675,010
Petroleum -- Services - 3.28%
Schlumberger Limited	119,300	15,099,801
Smith International, Inc.	101,300	3,946,648
		19,046,449
Publishing - 1.17%
Meredith Corporation	121,200	6,761,748

Retail -- General Merchandise - 1.38%
Target Corporation	154,200	8,019,942

Security and Commodity Brokers - 4.30%
American Express Company	110,300	5,796,265
Franklin Resources, Inc.	66,000	6,219,840
Legg Mason, Inc.	49,400	6,191,302
Merrill Lynch & Co., Inc.	58,800	4,631,088
TD Ameritrade Holding Corporation	102,900	2,139,291
		24,977,786
Timesharing and Software - 2.31%
eBay Inc.*	174,400	6,807,704
Paychex, Inc.	159,200	6,625,108
		13,432,812
Trucking and Shipping - 1.40%
Expeditors International of Washington, Inc.	93,900	8,110,612

Utilities -- Electric - 2.47%
Exelon Corporation	157,000	8,305,300
NRG Energy, Inc.*	133,000	6,014,260
		14,319,560
Utilities -- Telephone - 1.08%
AT&T Inc.	231,000	6,246,240

TOTAL COMMON STOCKS - 75.52%		$438,275,636

(Cost: $348,292,193)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.06%
Southwest Airlines Co.,
7.875%, 9-1-07	$360	371,631

Banks - 0.23%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	1,250	1,353,865

Beverages - 0.29%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	500	533,340
Diageo Capital plc,
3.5%, 11-19-07	1,150	1,117,568
		1,650,908
Business Equipment and Services - 0.18%
PHH Corporation,
7.125%, 3-1-13	1,000	1,017,475

Finance Companies - 1.10%
American International Group,
3.85%, 11-26-07 (A)	1,400	1,368,611
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	17	412
8.0%, 3-31-11 (A)	989	276,869
First Union-Lehman Brothers Company,
6.65%, 11-18-29	773	783,022
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	868	884,182
Mellon Residential Funding,
6.75%, 6-26-28	128	127,953
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	1,500	1,536,174
Unilever Capital Corporation,
5.9%, 11-15-32	1,450	1,420,923
		6,398,146

Food and Related - 0.47%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	1,350	1,504,197
Cargill, Inc.,
6.375%, 6-1-12 (A)	1,150	1,200,517
		2,704,714
Insurance -- Life - 0.25%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	1,375	1,444,021

Insurance -- Property and Casualty - 0.27%
Principal Life Global,
6.25%, 2-15-12 (A)	1,500	1,552,260

Leisure Time Industry - 0.17%
Cendant Corporation,
6.875%, 8-15-06	1,000	1,004,790

Real Estate Investment Trust - 0.30%
Vornado Realty L.P.,
5.625%, 6-15-07	1,750	1,752,138

TOTAL CORPORATE DEBT SECURITIES - 3.32%		$19,249,948

(Cost: $19,438,424)

OTHER GOVERNMENT SECURITY - 0.30%

Canada
Hydro-Quebec,
8.0%, 2-1-13	1,500	$1,722,512
(Cost: $1,660,743)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.18%
Federal National Mortgage Association,
7.25%, 1-15-10	1,000	1,071,456

Mortgage-Backed Obligations - 3.41%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	1,600	1,610,014
6.0%, 9-1-17	704	715,334
5.0%, 1-1-18	567	553,883
5.5%, 4-1-18	345	343,370
5.0%, 5-1-18	287	280,006
4.5%, 7-1-18	3,427	3,283,497
7.0%, 9-1-25	89	91,882
6.5%, 10-1-28	429	445,366
6.5%, 2-1-29	334	346,886
7.5%, 4-1-31	229	241,277
7.0%, 7-1-31	411	427,829
7.0%, 9-1-31	407	421,611
7.0%, 9-1-31	321	333,601
7.0%, 11-1-31	90	93,272
6.5%, 2-1-32	1,401	1,438,492
7.0%, 2-1-32	546	565,811
7.0%, 2-1-32	471	487,886
7.0%, 3-1-32	316	326,871
7.0%, 7-1-32	832	863,544
6.0%, 9-1-32	2,642	2,644,444
6.0%, 2-1-33	659	659,631
5.5%, 5-1-33	1,936	1,893,821
5.5%, 5-1-33	518	506,998
5.5%, 6-1-33	899	879,577
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 8-15-28	55	55,561
6.5%, 8-15-28	97	100,730
United States Department of Veterans Affairs, Guaranteed Pass-Through Certificates,REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12-15-26	177	185,099
		19,796,293
Treasury Inflation Protected Obligation - 0.20%
United States Treasury Note,
3.0%, 7-15-12 (B)	1,000	1,149,289

Treasury Obligations - 12.60%
United States Treasury Bonds:
7.5%, 11-15-16	1,500	1,812,538
7.25%, 8-15-22	4,000	4,960,312
6.25%, 8-15-23	5,250	5,954,240
United States Treasury Notes:
3.25%, 8-15-07	5,000	4,893,750
4.25%, 10-31-07	1,200	1,189,031
3.0%, 11-15-07	4,000	3,885,312
3.0%, 2-15-08	3,000	2,901,915
2.625%, 5-15-08	4,000	3,824,376
4.75%, 11-15-08	4,000	3,991,564
4.0%, 3-15-10	3,200	3,105,626
4.25%, 10-15-10	10,000	9,766,410
3.875%, 2-15-13	3,000	2,828,673
3.625%, 5-15-13	3,000	2,780,157
4.25%, 8-15-13	4,000	3,847,188
4.25%, 8-15-15	17,000	16,194,489
5.25%, 2-15-29	1,150	1,180,817
		73,116,398

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 16.39%		$95,133,436

(Cost: $96,696,547)

SHORT-TERM SECURITIES

Finance Companies - 1.54%
Preferred Receivables Funding Corp.,
4.84%, 4-3-06	8,975	8,972,587

Mining - 0.86%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
4.76%, 5-1-06	5,000	4,980,167

Multiple Industry - 0.69%
Detroit Edison Co.,
4.84%, 4-5-06	4,000	3,997,849

Utilities -- Electric - 1.38%
Wisconsin Electric Power Co.,
4.87%, 4-3-06	8,000	7,997,835

TOTAL SHORT-TERM SECURITIES - 4.47%		$25,948,438

(Cost: $25,948,438)

TOTAL INVESTMENT SECURITIES - 100.00%		$580,329,970

(Cost: $492,036,345)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the total value of these securities amounted to $5,934,843 or 1.02% of total investments.

(B)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

The Investments of W&R Target Bond Portfolio
March 31, 2006
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Banks - 2.52%
First Union National Bank of Florida,
6.18%, 2-15-36	$4,000	$4,154,880
SouthTrust Bank, National Association,
6.125%, 1-9-28	1,000	1,031,327
		5,186,207
Broadcasting - 1.85%
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	1,250	1,485,710
EchoStar DBS Corporation,
6.375%, 10-1-11	750	733,125
TCA Cable TV, Inc.,
6.53%, 2-1-28	1,000	1,002,553
Westinghouse Electric Corporation,
8.875%, 6-14-14	500	575,799
		3,797,187
Business Equipment and Services - 0.19%
Quebecor World Capital Corporation,
4.875%, 11-15-08	425	400,624

Chemicals -- Petroleum and Inorganic - 0.61%
NOVA Chemicals Corporation,
7.0%, 5-15-06	1,250	1,250,000

Coal - 0.49%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	1,015,000

Communications Equipment - 0.25%
Harris Corporation,
6.35%, 2-1-28	500	506,316

Construction Materials - 1.32%
Hanson PLC,
7.875%, 9-27-10	2,500	2,706,455

Finance Companies - 4.98%
Barton Springs CDO SPC, Series 2005-1 Segregated Portfolio and Barton Springs CDO Series 2005-1 LLC,
6.85%, 12-20-10	1,750	1,583,750
Ford Motor Credit Company,
6.5%, 1-25-07	2,000	1,992,344
General Motors Acceptance Corporation,
5.125%, 5-9-08	2,500	2,352,802
Preferred Term Securities XVI, Ltd. and Preferred Term Securities XVI, Inc.,
7.51%, 3-23-35 (A)	1,250	1,262,500
Preferred Term Securities XVII, Ltd. and Preferred Term Securities XVII, Inc.,
7.12%, 6-23-35 (A)	1,000	1,001,250
SocGen Real Estate Company L.L.C.,
7.64%, 12-29-49 (A)	2,000	2,056,932
		10,249,578
Finance Companies -- Mortgage Related - 22.32%
Alternative Loan Trust 2005-J4,
5.5%, 11-25-35	1,750	1,661,846
Bear Stearns Commercial Mortgage Securities Inc.,
7.32%, 10-15-32	3,315	3,538,470
CHL Mortgage Pass-Through Trust 2005-28,
5.25%, 1-25-19	3,129	3,039,314
CHL Pass-Through Trust 2003-20,
5.5%, 7-25-33	2,619	2,592,769
Diversified REIT Owner Trust 1999-1,
6.78%, 3-18-11 (A)	750	774,404
First Union National Bank Commercial Mortgage,
7.841%, 3-15-10	2,500	2,704,464
GMAC Commercial Mortgage Securities, Inc.
Series 2001-C1 Trust,
6.465%, 4-15-34	2,500	2,609,313
Series 2004-C1 Trust,
4.1%, 3-10-38	1,500	1,442,876
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34	1,559	1,595,658
IndyMac INDX Mortgage Loan Trust 2004-AR4,
4.78094%, 8-25-34	977	948,120
MASTR Adjustable Rate Mortgages Trust 2005-1,
5.24535%, 3-25-35	2,987	2,933,331
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates: Series 2004-3AC,
4.9348%, 3-25-34	2,073	2,065,455
Series 2004-5,
4.59254%, 5-25-34	2,020	1,912,182
Series 2004-6,
4.69929%, 6-25-34	995	940,403
Series 2004-12,
5.08712%, 9-25-34	2,986	2,848,325
Series 2004-18,
5.20518%, 12-25-34	4,046	3,933,613
Series 2004-A,
4.60318%, 2-25-34	1,590	1,565,161
Series 2005-21,
5.72215%, 11-25-35	1,238	1,179,601
Structured Asset Securities Corporation:
4.792%, 1-25-34	1,388	1,366,737
Mortgage Pass-Through Certificates, Series 2003-40A,
4.792%, 1-25-34	1,069	1,027,028
Structured Asset Securities Corporation Trust 2005-16,
5.5%, 9-25-35	3,000	2,867,843
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.5%, 9-25-18	2,500	2,368,063
		45,914,976
Food and Related - 0.26%
ConAgra, Inc.,
6.7%, 8-1-27	500	526,203

Forest and Paper Products - 1.69%
Bowater Canada Finance Corporation,
7.95%, 11-15-11	1,000	997,500
Champion International Corporation,
6.65%, 12-15-37	1,500	1,505,352
P. H. Glatfelter Company, Series B,
6.875%, 7-15-07	600	605,741
Westvaco Corporation,
7.5%, 6-15-27	364	368,889
		3,477,482
Homebuilders, Mobile Homes - 1.41%
D.R. Horton, Inc.,
8.0%, 2-1-09	1,364	1,437,802
Pulte Homes, Inc.,
4.875%, 7-15-09	1,500	1,460,080
		2,897,882
Hospital Supply and Management - 1.54%
HCA - The Healthcare Company:
7.125%, 6-1-06	1,000	1,002,444
8.75%, 9-1-10	2,000	2,169,326
		3,171,770
Household -- General Products - 1.23%
Procter & Gamble Company (The),
8.0%, 9-1-24	2,000	2,536,244

Household -- Major Appliances - 0.47%
Controladora Mabe S.A. de C.V.,
6.5%, 12-15-15 (A)	1,000	975,232

Multiple Industry - 0.11%
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (A)	444	226,463

Petroleum -- International - 1.77%
Chesapeake Energy Corporation,
7.5%, 9-15-13	1,250	1,306,250
Petrobras International Finance Company,
9.125%, 7-2-13	2,000	2,330,000
		3,636,250
Petroleum -- Services - 1.31%
Halliburton Company,
6.75%, 2-1-27	2,000	2,141,072
Pemex Project Funding Master Trust,
9.125%, 10-13-10	500	562,500
		2,703,572
Utilities -- Electric - 1.89%
Dominion Resources, Inc.,
5.25%, 8-1-33	2,500	2,375,592
HQI Transelec Chile S.A.,
7.875%, 4-15-11	750	802,338
Pepco Holdings, Inc.,
4.0%, 5-15-10	750	706,017
		3,883,947
Utilities -- Gas and Pipeline - 0.98%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	2,000	2,021,426

Utilities -- Telephone - 4.23%
British Telecommunications Public Limited Company,
8.375%, 12-15-10	2,000	2,230,786
Deutsche Telekom International Finance B.V.,
8.5%, 6-15-10	2,500	2,722,588
New York Telephone Company,
6.7%, 11-1-23	750	725,685
Pacific Bell,
7.25%, 11-1-27	750	757,972
Sprint Capital Corporation,
6.125%, 11-15-08	1,500	1,526,599
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	750	729,277
		8,692,907

TOTAL CORPORATE DEBT SECURITIES - 51.42%		$105,775,721

(Cost: $107,410,890)

OTHER GOVERNMENT SECURITIES

Brazil - 0.28%
Federative Republic of Brazil (The),
9.25%, 10-22-10	500	564,500

Canada - 0.86%
Province de Quebec,
7.14%, 2-27-26	1,500	1,764,485

Japan - 1.20%
Japanese Government 15 Year Floating Rate Bond,
0.69%, 1-20-18 (B)	JPY300,000	2,472,642

Supranational - 0.53%
Inter-American Development Bank,
8.4%, 9-1-09	$1,000	1,096,863

TOTAL OTHER GOVERNMENT SECURITIES - 2.87%		$5,898,490

(Cost: $5,663,758)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency - 2.42%
Federal Home Loan Mortgage Corporation,
5.25%, 11-5-12	1,500	1,474,555
Tennessee Valley Authority,
4.875%, 12-15-16	3,500	3,506,958
		4,981,513
Mortgage-Backed - 26.58%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.0%, 5-15-19	1,000	958,954
5.0%, 7-15-19	1,122	1,087,878
5.0%, 5-15-23	1,500	1,439,832
5.5%, 4-15-24 (Interest Only)	3,842	319,125
5.5%, 4-15-24 (Interest Only)	1,792	104,028
6.0%, 3-15-29	413	415,398
5.0%, 7-15-29 (Interest Only)	2,033	239,678
7.5%, 9-15-29	781	815,166
4.0%, 2-15-30	500	473,274
4.25%, 3-15-31	1,012	970,368
5.0%, 9-15-31 (Interest Only)	3,311	532,859
5.5%, 9-15-31	3,750	3,688,783
5.0%, 9-15-32	1,500	1,398,666
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.0%, 7-1-25	2,857	2,743,589
6.0%, 11-1-28	722	724,193
6.5%, 10-1-31	144	146,842
6.5%, 11-1-31	187	190,734
6.0%, 2-1-32	358	358,404
5.0%, 3-1-35	1,843	1,754,011
5.5%, 10-1-35	1,471	1,437,107
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO (Interest Only),
5.5%, 12-15-13	663	148,612
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
4.97%, 5-1-35	1,754	1,722,077
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	3,500	3,360,322
5.0%, 3-25-18 (Interest Only)	1,303	107,772
5.0%, 6-25-18	2,173	2,112,952
4.5%, 8-25-18	2,500	2,431,717
5.5%, 2-25-32	1,500	1,480,894
4.0%, 11-25-32	868	822,741
4.0%, 3-25-33	663	629,137
3.5%, 8-25-33	1,799	1,615,587
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.0%, 1-1-11	1,852	1,779,515
5.5%, 1-1-17	1,120	1,114,398
6.0%, 1-1-17	547	554,152
4.0%, 11-1-18	1,281	1,200,832
5.5%, 10-1-23	904	891,905
5.0%, 4-1-24	3,009	2,893,151
5.0%, 2-1-25	1,332	1,280,865
6.0%, 12-1-28	124	124,077
6.5%, 3-1-33	526	538,104
5.5%, 6-1-33	2,654	2,596,191
Federal National Mortgage Association Non-Agency REMIC/CMO:
4.5%, 7-25-24	1,000	917,338
5.5%, 9-25-31	1,000	976,958
Government National Mortgage Association Agency REMIC/CMO:
5.5%, 6-20-28 (Interest Only)	4,073	375,602
5.0%, 1-20-32	719	704,763
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.5%, 7-15-23	46	48,160
7.5%, 12-15-23	181	190,755
8.0%, 9-15-25	72	76,564
7.0%, 7-20-27	23	23,574
7.0%, 8-20-27	61	63,115
6.5%, 7-15-28	299	310,450
6.5%, 5-15-29	116	120,138
7.5%, 7-15-29	33	34,795
7.75%, 10-15-31	297	305,238
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	426	402,447
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
2001-3 Class G,
6.5%, 4-15-27	241	241,803
2002-1 Class 2-G,
6.5%, 10-15-25	223	223,076
2003-2 Class D,
5.0%, 11-15-23	1,000	997,102
2003-2 Class E,
5.0%, 12-15-25	1,500	1,472,288
		54,688,056
Treasury - 14.88%
United States Treasury Bond,
6.125%, 11-15-27	2,000	2,276,876
United States Treasury Notes:
4.0%, 4-15-10	9,000	8,727,543
5.0%, 2-15-11	6,500	6,552,813
5.0%, 8-15-11	5,500	5,548,340
4.0%, 2-15-15	8,000	7,497,184
		30,602,756

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 43.88%		$90,272,325

(Cost: $92,712,026)

SHORT-TERM SECURITY - 1.83%

Aluminum
Alcoa Incorporated,
4.86%, 4-3-06	3,764	$3,762,984
(Cost: $3,762,984)

TOTAL INVESTMENT SECURITIES - 100.00%		$205,709,520

(Cost: $209,549,658)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the total value of these securities amounted to $6,296,781 or 3.06% of total investments.

(B)Principal amount is denominated in the indicated foreign currency, where applicable (JPY - Japanese Yen).

The Investments of W&R Target Core Equity Portfolio
March 31, 2006
COMMON STOCKS	Shares	Value

Aircraft - 5.85%
Boeing Company (The)	215,200	$16,770,536
L-3 Communications Holdings, Inc.	91,200	7,824,048
United Technologies Corporation	330,800	19,176,476
		43,771,060
Aluminum - 1.00%
Alcoa Incorporated	244,400	7,468,864

Beverages - 1.17%
PepsiCo, Inc.	152,000	8,784,080

Capital Equipment - 3.12%
Caterpillar Inc.	201,100	14,440,991
Deere & Company	112,600	8,901,030
		23,342,021
Chemicals -- Specialty - 4.02%
Air Products and Chemicals, Inc.	448,450	30,131,355

Communications Equipment - 1.75%
Corning Incorporated*	487,200	13,110,552

Computers -- Main and Mini - 0.52%
Hewlett-Packard Company	117,400	3,862,460

Computers -- Peripherals - 5.48%
Adobe Systems Incorporated	226,200	7,906,821
Electronic Arts Inc.*	134,900	7,381,053
Microsoft Corporation	294,640	8,024,520
SAP Aktiengesellschaft, ADR	326,800	17,751,776
		41,064,170
Defense - 3.57%
General Dynamics Corporation	417,800	26,730,844

Electronic Components - 3.14%
Advanced Micro Devices, Inc.*	236,400	7,839,024
Maxim Integrated Products, Inc.	229,600	8,530,788
SanDisk Corporation*	67,000	3,847,810
Xilinx, Inc.	128,400	3,271,632
		23,489,254
Finance Companies - 2.01%
SLM Corporation	290,300	15,078,182

Food and Related - 2.52%
Campbell Soup Company	246,900	7,999,560
Kellogg Company	246,400	10,851,456
		18,851,016
Health Care -- Drugs - 1.04%
Novartis AG, Registered Shares (A)	75,150	4,179,323
Roche Holdings AG, Genussschein (A)	24,000	3,573,352
		7,752,675
Health Care -- General - 2.39%
Johnson & Johnson	301,800	17,872,596

Hospital Supply and Management - 4.98%
Aetna Inc.	150,520	7,396,553
Caremark Rx, Inc.*	61,100	3,004,898
Medtronic, Inc.	207,950	10,553,463
UnitedHealth Group Incorporated	125,600	7,016,016
WellPoint, Inc.*	120,400	9,322,572
		37,293,502
Hotels and Gaming - 2.05%
Marriott International, Inc., Class A	164,350	11,274,410
Starwood Hotels & Resorts Worldwide, Inc.	59,700	4,043,481
		15,317,891
Household -- General Products - 1.57%
Colgate-Palmolive Company	205,900	11,756,890

Insurance -- Life - 0.67%
Aflac Incorporated	110,900	5,004,917

Insurance -- Property and Casualty - 4.17%
ACE Limited	273,600	14,229,936
Berkshire Hathaway Inc., Class B*	5,655	17,032,860
		31,262,796
Mining - 1.04%
Phelps Dodge Corporation	96,600	7,779,198

Multiple Industry - 9.02%
General Electric Company	827,000	28,763,060
Genworth Financial, Inc.	548,250	18,327,998
Las Vegas Sands, Inc.*	360,500	20,425,930
		67,516,988
Non-Residential Construction - 1.37%
Fluor Corporation	119,900	10,287,420

Petroleum -- Canada - 0.80%
Canadian Natural Resources Limited	54,800	3,035,372
Suncor Energy Inc.	38,400	2,957,568
		5,992,940
Petroleum -- International - 4.36%
Apache Corporation	109,000	7,140,590
Exxon Mobil Corporation	419,276	25,517,137
		32,657,727
Petroleum -- Services - 13.78%
Baker Hughes Incorporated	390,050	26,679,420
Nabors Industries Ltd.*	155,300	11,116,374
Schlumberger Limited	174,450	22,080,137
Smith International, Inc.	233,500	9,097,160
Transocean Inc.*	125,900	10,109,770
Weatherford International Ltd.*	526,600	24,091,950
		103,174,811
Railroad - 1.22%
Union Pacific Corporation	97,700	9,120,295

Retail -- Food Stores - 1.36%
Walgreen Co.	237,000	10,221,810

Retail -- General Merchandise - 1.96%
Kohl's Corporation*	215,000	11,397,150
Target Corporation	63,800	3,318,238
		14,715,388
Retail -- Specialty Stores - 1.55%
Abercrombie & Fitch Co., Class A	54,300	3,165,690
Best Buy Co., Inc.	150,400	8,411,872
		11,577,562
Security and Commodity Brokers - 0.97%
Marsh & McLennan Companies, Inc.	248,300	7,290,088

Timesharing and Software - 1.26%
eBay Inc.*	91,500	3,571,702
Yahoo! Inc.*	181,500	5,861,543
		9,433,245
Trucking and Shipping - 1.10%
United Parcel Service, Inc., Class B	103,900	8,247,582

Utilities -- Electric - 1.22%
Dominion Resources, Inc.	97,900	6,758,037
NRG Energy, Inc.*	53,100	2,401,182
		9,159,219
Utilities -- Telephone - 1.32%
UBS AG (A)	90,000	9,886,089

TOTAL COMMON STOCKS - 93.35%		$699,005,487

(Cost: $524,151,632)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Capital Equipment - 1.73%
Deere (John) Capital Corporation:
4.85%, 4-6-06	$5,000	4,996,632
4.79%, 4-11-06	8,000	7,989,356
		12,985,988
Containers - 0.66%
Bemis Company, Inc.,
4.8%, 4-25-06	5,000	4,984,000

Finance Companies - 0.27%
Prudential Funding LLC,
4.73%, 4-24-06	2,013	2,006,917

Food and Related - 0.67%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
4.84%, 4-18-06	5,000	4,988,572

Health Care -- Drugs - 0.27%
Cloverleaf International Holdings S.A. (Merck & Co., Inc.),
4.76%, 4-12-06	2,000	1,997,091

Household -- General Products - 0.31%
Fortune Brands Inc.,
4.88%, 4-3-06	2,312	2,311,373

Multiple Industry - 1.14%
Michigan Consolidated Gas Co.,
4.88%, 4-6-06	8,550	8,544,205

Publishing - 0.40%
Tribune Co.,
4.75%, 4-5-06	3,000	2,998,417

Utilities -- Electric - 1.20%
Wisconsin Electric Power Co.,
4.87%, 4-3-06	9,000	8,997,565

TOTAL SHORT-TERM SECURITIES - 6.65%		$49,814,128

(Cost: $49,814,128)

TOTAL INVESTMENT SECURITIES - 100.00%		$748,819,615

(Cost: $573,965,760)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Portfolio's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

The Investments of W&R Target Dividend Income Portfolio
March 31, 2006
COMMON STOCKS	Shares	Value

Aircraft - 2.57%
Boeing Company (The)	10,769	$839,228
Goodrich Corporation	11,756	512,679
		1,351,907
Aluminum - 0.73%
Alcoa Incorporated	12,558	383,772

Banks - 2.80%
Bank of America Corporation	18,450	840,213
Mellon Financial Corporation	8,106	288,574
Wells Fargo & Company	5,373	343,174
		1,471,961
Beverages - 1.22%
Diageo plc, ADR	10,138	643,053

Business Equipment and Services - 0.89%
Genuine Parts Company	10,645	466,570

Capital Equipment - 3.93%
Caterpillar Inc.	14,345	1,030,114
Deere & Company	13,142	1,038,875
		2,068,989
Chemicals -- Petroleum and Inorganic - 0.82%
du Pont (E.I.) de Nemours and Company	10,182	429,782

Chemicals --Specialty - 1.63%
Air Products and Chemicals, Inc.	12,732	855,463

Computers -- Main and Mini - 0.47%
Xerox Corporation*	16,290	247,608

Computers -- Peripherals - 3.13%
Microsoft Corporation	27,821	757,705
SAP Aktiengesellschaft, ADR	16,374	889,436
		1,647,141
Electrical Equipment - 0.54%
Emerson Electric Co.	3,409	285,095

Electronic Components - 0.97%
Microchip Technology Incorporated	6,585	239,003
Texas Instruments Incorporated	8,251	267,910
		506,913
Finance Companies - 2.77%
SLM Corporation	28,076	1,458,267

Food and Related - 0.81%
Campbell Soup Company	13,220	428,328

Health Care -- Drugs - 1.13%
Pfizer Inc.	23,823	593,669

Health Care -- General - 0.92%
Johnson & Johnson	8,150	482,643

Hospital Supply and Management - 2.67%
Medtronic, Inc.	22,855	1,159,891
UnitedHealth Group Incorporated	4,375	244,388
		1,404,279
Hotels and Gaming - 3.86%
Harrah's Entertainment, Inc.	9,212	718,168
Starwood Hotels & Resorts Worldwide, Inc.	19,350	1,310,576
		2,028,744
Household -- General Products - 2.69%
Colgate-Palmolive Company	15,282	872,602
Procter & Gamble Company (The)	9,375	540,187
		1,412,789
Insurance -- Property and Casualty - 2.42%
Allstate Corporation (The)	12,553	654,137
St. Paul Companies, Inc. (The)	14,743	616,110
		1,270,247
Metal Fabrication - 0.83%
Loews Corporation, Carolina Group	9,264	437,909

Mining - 1.33%
Freeport-McMoRan Copper & Gold Inc., Class B	11,682	698,233

Multiple Industry - 5.89%
3M Company	6,708	507,729
Altria Group, Inc.	17,107	1,212,202
General Electric Company	39,504	1,373,949
		3,093,880
Non-Residential Construction - 2.54%
Fluor Corporation	15,575	1,336,335

Petroleum -- International - 8.62%
Anadarko Petroleum Corporation	10,494	1,059,999
BP p.l.c., ADR	6,451	444,732
Burlington Resources Inc.	13,978	1,284,718
Exxon Mobil Corporation	24,158	1,470,256
Marathon Oil Corporation	3,566	271,622
		4,531,327
Petroleum -- Services - 11.51%
BJ Services Company	14,370	497,202
Baker Hughes Incorporated	17,989	1,230,448
Grant Prideco, Inc.*	5,968	255,669
National Oilwell Varco, Inc.*	9,186	589,006
Patterson-UTI Energy, Inc.	25,932	828,657
Schlumberger Limited	11,570	1,464,415
Transocean Inc.*	8,282	665,045
Weatherford International Ltd.*	11,424	522,648
		6,053,090
Railroad - 1.25%
Union Pacific Corporation	7,010	654,384

Real Estate Investment Trust - 2.10%
ProLogis	8,816	471,656
Simon Property Group, Inc.	7,541	634,500
		1,106,156

Retail -- General Merchandise - 0.54%
Federated Department Stores, Inc.	3,868	282,364

Security and Commodity Brokers - 7.29%
AllianceBernstein Holding L.P.	14,894	986,727
Chicago Mercantile Exchange Holdings Inc.	2,386	1,067,735
Legg Mason, Inc.	2,612	327,362
Marsh & McLennan Companies, Inc.	22,795	669,261
Morgan (J.P.) Chase & Co.	18,819	783,623
		3,834,708
Tobacco - 1.27%
Reynolds American Inc.	6,336	668,448

Trucking and Shipping - 1.78%
United Parcel Service, Inc., Class B	11,768	934,144

Utilities -- Electric - 2.41%
Dominion Resources, Inc.	7,328	505,852
NRG Energy, Inc.*	11,421	516,458
NiSource Inc.	12,196	246,603
		1,268,913

Utilities -- Gas and Pipeline - 2.44%
Enbridge Inc.	17,795	513,742
Kinder Morgan, Inc.	8,358	768,852
		1,282,594
Utilities -- Telephone - 2.88%
BellSouth Corporation	12,954	448,856
Iowa Telecommunications Services, Inc.	27,968	533,629
Valor Communications Group, Inc.	40,472	532,612
		1,515,097

TOTAL COMMON STOCKS - 89.65%		$47,134,802

(Cost: $39,442,972)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Forest and Paper Products - 4.65%
Sonoco Products Co.,
4.88%, 4-3-06	$2,448	2,447,336

Publishing - 1.90%
Gannett Co., Inc.,
4.66%, 4-18-06	1,000	997,799

Utilities -- Electric - 3.80%
Wisconsin Electric Power Co.,
4.87%, 4-3-06	2,000	1,999,459

TOTAL SHORT-TERM SECURITIES - 10.35%		$5,444,594

(Cost: $5,444,594)

TOTAL INVESTMENT SECURITIES - 100.00%		$52,579,396

(Cost: $44,887,566)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Portfolio's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts
*No income dividends were paid during the preceding 12 months.

The Investments of W&R Target Global Natural Resources Portfolio
March 31, 2006
COMMON STOCKS	Shares	Value

Australia - 0.50%
Excel Coal Limited (A)	28,500	$153,024
Excel Coal Limited (A)(B)*	17,700	95,036
		248,060
Bermuda - 1.81%
China Gas Holdings Limited (A)*	1,359,500	262,819
Tsakos Energy Navigation Limited	6,600	258,588
Weatherford International Ltd.*	8,400	384,300
		905,707
Brazil - 14.31%
Aracruz Celulose S.A., ADR	20,000	1,058,800
Arcelor Brasil S.A. (A)	9,600	149,279
CPFL Energia S.A., ADR	2,500	105,000
Caemi Mineracao e Metalurgia S.A. (A)	251,200	444,591
Companhia Energetica de Minas Gerais - CEMIG, ADR	10,400	472,888
Companhia Siderurgica Nacional (A)	20,700	652,471
Companhia Siderurgica Nacional, ADR	29,600	930,032
Companhia Vale do Rio Doce, ADR	29,600	1,436,488
Petroleo Brasileiro S.A. - Petrobras, ADR	5,300	459,351
Suzano Bahia Sul Papel E Celulose S.A. (A)	151,600	1,038,222
Votorantim Celulose e Papel S.A., ADR	25,900	419,062
		7,166,184
Canada - 14.63%
Agnico-Eagle Mines Limited (A)	7,300	222,091
Barrick Gold Corporation (A)	60,600	1,648,565
Cambior Inc. (A)*	251,300	830,602
Crew Energy Inc. (A)*	2,000	27,829
Eldorado Gold Corporation (A)*	62,800	303,286
Glamis Gold Ltd. (A)*	22,200	724,254
Hydrogenics Corporation (A)*	24,400	85,035
IAMGOLD Corporation (A)	33,200	285,704
IAMGOLD Corporation, CDI (A)*	80,000	69,872
Inco Limited (A)	19,200	957,164
Kinross Gold Corporation (A)*	73,900	805,538
Pason Systems Inc. (A)	4,000	107,137
Potash Corporation of Saskatchewan Inc. (A)	1,900	167,247
Pure Energy Services Ltd. (A)(B)*	1,000	20,122
Savanna Energy Services Corp. (A)*	5,900	141,457
Superior Plus Income Fund (A)	13,700	201,772
Trican Well Service Ltd. (A)*	6,900	314,617
Western Oil Sands Inc., Class A (A)*	11,900	330,043
zed.i solutions inc. (A)*	77,600	86,381
		7,328,716
Cayman Islands - 3.77%
Apex Silver Mines Limited*	14,000	332,500
Noble Corporation	19,200	1,557,120
		1,889,620
China - 4.66%
Aluminum Corporation of China Limited, ADR	2,500	261,800
Aluminum Corporation of China Limited, H Shares (A)	303,000	320,215
China Petroleum & Chemical Corporation, H Shares (A)	1,552,000	900,099
China Shenhua Energy Company Limited, H Shares (A)*	116,000	204,069
PetroChina Company Limited, ADR	4,500	472,275
Xinao Gas Holdings Limited (A)	188,000	174,452
		2,332,910
Mexico - 1.59%
Cemex, S.A. de C.V., ADR	12,200	796,416

Norway - 0.25%
Norske Skogindustrier ASA (A)	7,300	123,642

Peru - 0.91%
Compania de Minas Buenaventura S.A.A., ADR	18,500	456,765

Russia - 0.73%
OAO LUKOIL, ADR	4,400	365,200

South Africa - 3.97%
Gold Fields Limited, ADR	66,500	1,461,670
Impala Platinum Holdings Limited (A)	2,000	377,909
Mvelaphanda Resources Limited (A)*	29,600	148,828
		1,988,407
South Korea - 1.93%
POSCO, ADR	7,300	465,740
SK Corporation (A)	7,500	503,294
		969,034
Thailand - 2.58%
Banpu Public Company Limited, Registered Shares (A)	46,800	180,579
PTT Public Company Limited (A)	84,800	510,436
Thai Oil Public Company Limited (A)	354,600	602,022
		1,293,037
United Kingdom - 1.68%
Randgold Resources Limited, ADR*	35,500	648,940
Titanium Resources Group Ltd. (A)*	151,700	189,503
		838,443
United States - 42.85%
Air Products and Chemicals, Inc.	22,200	1,491,618
Alpha Natural Resources, Inc.*	17,700	409,578
Amerada Hess Corporation	4,600	655,040
Arch Coal, Inc.	16,300	1,237,822
Atwood Oceanics, Inc.*	5,900	595,959
Aventine Renewable Energy Holdings, Inc.*	9,000	193,500
BJ Services Company	9,200	318,320
Baker Hughes Incorporated	3,000	205,200
Bristow Group Inc.*	8,100	250,290
Bunge Limited	16,300	908,073
CONSOL Energy Inc.	1,800	133,488
Celanese Corporation, Series A	11,000	230,670
ChevronTexaco Corporation	1,500	86,955
Cooper Cameron Corporation*	5,900	260,072
Diamond Offshore Drilling, Inc.	19,100	1,709,450
du Pont (E.I.) de Nemours and Company	11,100	468,531
Exxon Mobil Corporation	14,000	852,040
GlobalSanteFe Corporation	9,600	583,200
Grant Prideco, Inc.*	6,700	287,028
Huntsman Corporation*	22,200	428,460
International Paper Company	3,200	110,624
Lubrizol Corporation (The)	3,600	154,260
Massey Energy Company	28,100	1,013,567
NS Group, Inc.*	3,600	165,708
Nalco Holdings LLC*	22,200	392,940
Occidental Petroleum Corporation	8,600	796,790
Patterson-UTI Energy, Inc.	10,300	329,136
Peabody Energy Corporation	8,000	403,280
Praxair, Inc.	14,000	772,100
Rohm and Haas Company	11,800	576,666
Sigma-Aldrich Corporation	2,500	164,600
Smith International, Inc.	23,000	896,080
streetTRACKS Gold Trust*	4,300	249,830
Transocean Inc.*	18,000	1,445,400
Tronox Incorporated, Class A*	1,800	30,528
Ultra Petroleum Corp.*	3,700	230,547
Valero Energy Corporation	26,600	1,590,148
Western Gas Resources, Inc.	7,300	352,225
Weyerhaeuser Company	4,000	289,720
XTO Energy Inc.	4,400	191,708
		21,461,151

TOTAL COMMON STOCKS - 96.17%		$48,163,292

(Cost: $40,630,822)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.09%	Face Amount in Thousands

Brazilian Real, 4-19-06 (C)	BRL 140	841
Brazilian Real, 4-19-06 (C)	720	(2,670)
Brazilian Real, 5-24-06 (C)	365	896
Canadian Dollar, 4-19-06 (C)	CAD 2,020	17,685
Canadian Dollar, 5-24-06 (C)	2,100	21,248
South African Rand, 4-19-06 (C)	ZAR 1,335	4,654
South African Rand, 4-19-06 (C)	1,335	3,097
South African Rand, 5-24-06 (C)	500	1,495
South African Rand, 5-24-06 (C)	470	1,334
South African Rand, 5-24-06 (C)	2,200	(886)
South African Rand, 6-7-06 (C)	970	(2,007)
		$45,687

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commerical Paper - 2.14%
Aluminum
Alcoa Incorporated,
4.86%, 4-3-06	$1,075	1,074,710

United States Government Agency Obligation - 1.60%
Federal Home Loan Bank,
4.65%, 4-3-06	800	799,793

TOTAL SHORT-TERM SECURITIES - 3.74%		$1,874,503

(Cost: $1,874,503)

TOTAL INVESTMENT SECURITIES - 100.00%		$50,083,482

(Cost: $42,505,325)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts, CDI - Chess Depositary Interest.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the total value of these securities amounted to $115,158 or 0.23% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CAD - Canadian Dollar, ZAR - South African Rand).

The Investments of W&R Target Growth Portfolio
March 31, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 0.56%
Southwest Airlines Co.	385,000	$6,926,150

Aircraft - 1.14%
Boeing Company (The)	180,000	14,027,400

Beverages - 1.80%
PepsiCo, Inc.	385,000	22,249,150

Business Equipment and Services - 4.01%
CheckFree Corporation*	430,000	21,704,250
Robert Half International Inc.	505,000	19,498,050
Staples, Inc.	329,400	8,393,112
		49,595,412
Capital Equipment - 2.24%
Caterpillar Inc.	385,000	27,646,850

Chemicals -- Petroleum and Inorganic - 2.09%
Monsanto Company	305,000	25,848,750

Communications Equipment - 3.16%
Cisco Systems, Inc.*	1,145,000	24,817,875
QUALCOMM Incorporated	280,000	14,169,400
		38,987,275
Computers -- Micro - 1.45%
Apple Computer, Inc.*	285,000	17,873,775

Computers -- Peripherals - 6.66%
Adobe Systems Incorporated	670,000	23,419,850
Autodesk, Inc.	150,000	5,783,250
Microsoft Corporation	1,151,900	31,371,997
SAP Aktiengesellschaft, ADR	400,000	21,728,000
		82,303,097
Consumer Electronics - 1.08%
Harman International Industries, Incorporated	120,600	13,402,278

Defense - 2.46%
General Dynamics Corporation	474,600	30,364,908

Electronic Components - 4.74%
Broadcom Corporation, Class A*	397,500	17,154,113
Linear Technology Corporation	167,200	5,867,048
Maxim Integrated Products, Inc.	278,172	10,335,481
Microchip Technology Incorporated	693,600	25,174,212
		58,530,854
Finance Companies - 3.15%
SLM Corporation	750,400	38,975,776

Health Care -- Drugs - 8.83%
Alcon, Inc.	237,100	24,720,046
Allergan, Inc.	140,500	15,244,250
Amgen Inc.*	155,000	11,312,675
Genentech, Inc.*	305,000	25,775,550
Genzyme Corporation*	90,000	6,063,750
Gilead Sciences, Inc.*	417,400	26,016,542
		109,132,813
Health Care -- General - 2.66%
DENTSPLY International Inc.	225,000	13,082,625
Johnson & Johnson	333,300	19,738,026
		32,820,651
Hospital Supply and Management - 5.95%
Medtronic, Inc.	476,900	24,202,675
UnitedHealth Group Incorporated	882,600	49,302,036
		73,504,711
Household -- General Products - 3.66%
Colgate-Palmolive Company	445,000	25,409,500
Procter & Gamble Company (The)	345,000	19,878,900
		45,288,400
Insurance -- Life - 1.02%
Aflac Incorporated	280,000	12,636,400

Multiple Industry - 5.87%
General Electric Company	1,041,400	36,219,892
Las Vegas Sands, Inc.*	640,300	36,279,398
		72,499,290
Petroleum -- Services - 7.41%
Baker Hughes Incorporated	153,900	10,526,760
Schlumberger Limited	342,500	43,350,225
Smith International, Inc.	967,800	37,705,488
		91,582,473
Restaurants - 1.31%
Panera Bread Company, Class A*	90,000	6,759,000
Starbucks Corporation*	250,000	9,417,500
		16,176,500
Retail -- Food Stores - 3.63%
Walgreen Co.	1,041,400	44,915,582

Retail -- Specialty Stores - 3.80%
Abercrombie & Fitch Co., Class A	230,000	13,409,000
Best Buy Co., Inc.	195,000	10,906,350
Home Depot, Inc. (The)	534,997	22,630,373
		46,945,723
Security and Commodity Brokers - 9.14%
Chicago Mercantile Exchange Holdings Inc.	26,700	11,948,250
Franklin Resources, Inc.	130,500	12,298,320
Goldman Sachs Group, Inc. (The)	92,600	14,534,496
Legg Mason, Inc.	405,100	50,771,183
Merrill Lynch & Co., Inc.	115,000	9,057,400
Moody's Corporation	200,000	14,292,000
		112,901,649
Timesharing and Software - 9.54%
Automatic Data Processing, Inc.	520,000	23,753,600
eBay Inc.*	433,100	16,906,058
Google Inc., Class A*	104,160	40,236,487
Paychex, Inc.	890,000	37,037,350
		117,933,495
Trucking and Shipping - 2.00%
Expeditors International of Washington, Inc.	285,600	24,668,700

TOTAL COMMON STOCKS - 99.36%		$1,227,738,062

(Cost: $956,589,015)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Publishing - 0.24%
Tribune Co.,
4.75%, 4-5-06
	$2,925	2,923,456

Utilities -- Telephone - 0.40%
AT&T Inc.,
4.86%, 4-3-06
	5,015	5,013,646

TOTAL SHORT-TERM SECURITIES - 0.64%		$7,937,102

(Cost: $7,937,102)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,235,675,164

(Cost: $964,526,117)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target High Income Portfolio
March 31, 2006
COMMON STOCKS, RIGHT AND WARRANT	Shares	Value

Broadcasting - 0.09%
Citadel Broadcasting Corporation	15,000	$166,350

Capital Equipment - 0.14%
Dresser-Rand Group Inc.*	11,000	273,350

Finance Companies - 0.00%
ONO Finance Plc, Rights (A)*	250	5,000

Health Care -- General - 0.18%
Encore Medical Corporation*	67,500	347,288

Hospital Supply and Management - 0.22%
Triad Hospitals, Inc.*	10,000	419,000

Hotels and Gaming - 0.19%
Pinnacle Entertainment, Inc.*	12,500	352,125

Multiple Industry - 0.07%
Mariner Energy, Inc.*	6,069	124,475

Petroleum -- Domestic - 0.61%
Diamond Offshore Drilling, Inc.	5,000	447,500
EXCO Resources, Inc.*	56,200	704,186
		1,151,686
Petroleum -- International - 0.15%
Forest Oil Corporation*	7,500	278,850

Petroleum -- Services - 0.44%
BJ Services Company	5,000	173,000
Baker Hughes Incorporated	5,000	342,000
Schlumberger Limited	2,500	316,425
		831,425
Timesharing and Software - 0.37%
Alliance Data Systems Corporation*	15,000	701,550

Utilities -- Gas and Pipeline - 0.28%
Williams Companies, Inc. (The)	25,000	534,750

Utilities -- Telephone - 0.00%
GT Group Telecom, Inc., Warrants (A)(B)*	300	-	**

TOTAL COMMON STOCKS, RIGHT AND WARRANT - 2.74%		$5,185,849

(Cost: $4,562,807)

PREFERRED STOCKS

Apparel - 0.00%
Anvil Holdings, Inc., 13.0% (B)*	65,627	65

Broadcasting - 0.00%
Adelphia Communications Corporation, 13.0%*	12,500	6,250

TOTAL PREFERRED STOCKS - 0.00%		$6,315

(Cost: $1,942,028)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 1.04%
Bombardier Recreational Products Inc.,
8.375%, 12-15-13	$350	369,250
Esterline Technologies Corporation,
7.75%, 6-15-13	750	770,625
L-3 Communications Corporation,
6.125%, 1-15-14	850	826,625
		1,966,500
Aluminum - 0.16%
Century Aluminum Company,
7.5%, 8-15-14	300	312,000

Apparel - 0.42%
Perry Ellis International, Inc.,
8.875%, 9-15-13	500	500,000
Quiksilver, Inc.,
6.875%, 4-15-15	300	291,750
		791,750
Beverages - 0.54%
Cott Beverages Inc.,
8.0%, 12-15-11	1,000	1,022,500

Broadcasting - 5.84%
CSC Holdings, Inc.,
6.75%, 4-15-12 (A)	425	415,437
Cablevision Systems Corporation,
8.71625%, 4-1-09	1,835	1,924,456
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.,
8.0%, 4-30-12 (A)	1,000	995,000
EchoStar DBS Corporation:
5.75%, 10-1-08	1,245	1,232,550
7.78%, 10-1-08	1,500	1,533,750
Gray Communications Systems, Inc.,
9.25%, 12-15-11	500	530,000
Insight Communications Company, Inc.,
12.25%, 2-15-11	1,500	1,593,750
NTL Cable PLC,
8.75%, 4-15-14	225	230,625
PanAmSat Corporation,
6.375%, 1-15-08	500	500,625
Radio One, Inc.,
8.875%, 7-1-11	2,000	2,100,000
		11,056,193
Business Equipment and Services - 4.77%
Ahern Rentals, Inc.,
9.25%, 8-15-13	375	390,937
Allied Waste North America, Inc.,
8.5%, 12-1-08	2,000	2,102,500
Carriage Services, Inc.,
7.875%, 1-15-15	150	152,625
Lamar Advertising Company,
6.625%, 8-15-15	1,000	995,000
Mac-Gray Corporation,
7.625%, 8-15-15	150	153,000
MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company:
8.16%, 12-15-11	150	151,875
8.0%, 12-15-14	150	140,250
Service Corporation International,
7.0%, 6-15-17 (A)	300	305,250
SunGard Data Systems Inc.,
3.75%, 1-15-09	2,000	1,840,000
Syniverse Technologies, Inc.,
7.75%, 8-15-13	2,000	2,002,500
Vertis, Inc.,
13.5%, 12-7-09 (A)	1,000	802,500
		9,036,437
Capital Equipment - 3.64%
Case New Holland Inc.:
9.25%, 8-1-11	2,000	2,135,000
7.125%, 3-1-14 (A)	320	316,000
Collins & Aikman Floorcoverings, Inc.,
9.75%, 2-15-10	1,250	1,181,250
IMCO Recycling Inc.,
10.375%, 10-15-10	775	854,437
Mueller Group, Inc.,
10.0%, 5-1-12	1,000	1,095,000
Simmons Bedding Company,
7.875%, 1-15-14	725	701,438
Simmons Company,
0.0%, 12-15-14 (C)	950	608,000
		6,891,125
Chemicals -- Petroleum and Inorganic - 1.48%
Nalco Company,
7.75%, 11-15-11	750	759,375
PolyOne Corporation,
10.625%, 5-15-10	500	541,250
Resolution Performance Products LLC and RPP Capital Corporation,
13.5%, 11-15-10	575	614,531
UAP Holding Corp.,
0.0%, 7-15-12 (C)	1,000	895,000
		2,810,156
Chemicals -- Specialty - 2.38%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (C)	1,920	1,785,600
0.0%, 6-1-13 (C)	2,750	2,461,250
Ethyl Corporation,
8.875%, 5-1-10	250	259,375
		4,506,225
Coal - 1.28%
James River Coal Company,
9.375%, 6-1-12	1,550	1,619,750
Southern Star Central Corp.,
8.5%, 8-1-10	750	807,188
		2,426,938
Computers -- Peripherals - 2.15%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C)	2,325	1,906,500
Activant Solutions Inc.:
10.53%, 4-1-10 (A)	500	510,000
10.5%, 6-15-11	1,500	1,661,250
		4,077,750
Construction Materials - 8.01%
AMH Holdings, Inc.,
0.0%, 3-1-14 (C)	1,000	575,000
Ames True Temper, Inc.,
8.6%, 1-15-12	2,650	2,577,125
Associated Materials Incorporated,
9.75%, 4-15-12	525	544,687
Brand Services, Inc.,
12.0%, 10-15-12	650	695,500
Builders FirstSource, Inc.,
8.99875%, 2-15-12	1,500	1,537,500
Interface, Inc.:
7.3%, 4-1-08	1,000	1,020,000
10.375%, 2-1-10	445	487,275
9.5%, 2-1-14	1,400	1,435,000
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	1,860	1,994,850
MAAX Corporation,
9.75%, 6-15-12	500	427,500
Nortek, Inc.,
8.5%, 9-1-14	600	610,500
Ply Gem Industries, Inc.,
9.0%, 2-15-12	3,250	3,022,500
WII Components, Inc.,
10.0%, 2-15-12	250	254,062
		15,181,499
Containers - 3.18%
Alltrista Corporation,
9.75%, 5-1-12	250	258,125
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10-15-12	150	151,500
9.875%, 10-15-14	300	303,750
MDP Acquisitions plc,
9.625%, 10-1-12	900	951,750
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	750	802,500
Owens-Illinois, Inc.,
7.35%, 5-15-08	2,500	2,525,000
Stone Container Corporation,
9.75%, 2-1-11	1,000	1,027,500
		6,020,125
Defense - 1.07%
Armor Holdings, Inc.,
8.25%, 8-15-13	1,750	1,876,875
DRS Technologies, Inc.,
7.625%, 2-1-18	150	154,500
		2,031,375
Electrical Equipment - 0.84%
Coleman Cable Inc.,
9.875%, 10-1-12	1,150	1,035,000
Rexnord Corporation,
10.125%, 12-15-12	500	548,750
		1,583,750
Electronic Components - 0.27%
Viasystems, Inc.,
10.5%, 1-15-11	500	502,500

Electronic Instruments - 0.54%
Aavid Thermal Technologies, Inc.,
12.75%, 2-1-07	1,000	1,025,000

Finance Companies - 6.58%
CCO Holdings, LLC and CCO Holdings Capital Corp.,
9.035%, 12-15-10	1,500	1,490,625
Case Credit Corporation,
6.75%, 10-21-07	1,000	1,003,750
Dollar Financial Group, Inc.,
9.75%, 11-15-11	400	420,000
Goodman Global Holdings, Inc.:
7.49125%, 6-15-12	550	559,625
7.875%, 12-15-12	1,605	1,584,937
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	300	318,000
NMHG Holding Co.,
10.0%, 5-15-09	1,000	1,050,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (C)	1,600	1,264,000
PIH Acquisition Co.,
10.75%, 10-1-13 (A)	475	460,750
R.H. Donnelley Finance Corporation III,
8.875%, 1-15-16 (A)	750	780,000
Toll Corp.,
8.25%, 12-1-11	890	927,825
Vanguard Health Holding Company II, LLC and Vanguard Holding Company II, Inc.,
9.0%, 10-1-14	1,000	1,022,500
Visant Holding Corp.,
8.75%, 12-1-13 (A)	560	537,628
Xerox Capital Trust I,
8.0%, 2-1-27	1,000	1,035,000
		12,454,640
Food and Related - 4.02%
American Seafoods Group LLC and American Seafoods, Inc.,
10.125%, 4-15-10	1,530	1,607,464
Doane Pet Care Company:
10.75%, 3-1-10	700	757,750
10.625%, 11-15-15	500	530,000
Gold Kist Inc.,
10.25%, 3-15-14	650	702,000
Pierre Merger Corp.,
9.875%, 7-15-12	1,750	1,798,125
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13	2,250	2,227,500
		7,622,839
Forest and Paper Products - 2.67%
Buckeye Cellulose Corporation,
9.25%, 9-15-08	1,500	1,500,000
Buckeye Technologies Inc.:
8.0%, 10-15-10	1,750	1,688,750
8.5%, 10-1-13	1,250	1,259,375
Tembec Industries Inc.,
8.625%, 6-30-09	1,000	602,500
		5,050,625
Health Care -- General - 1.49%
Encore Medical IHC, Inc.,
9.75%, 10-1-12	1,763	1,780,630
Universal Hospital Services, Inc.,
10.125%, 11-1-11	1,000	1,037,500
		2,818,130
Homebuilders, Mobile Homes - 1.69%
Standard Pacific Corp.,
6.5%, 8-15-10	450	429,750
Stanley-Martin Communities, LLC and Stanley-Martin Financing Corp.,
9.75%, 8-15-15 (A)	1,000	915,000
Technical Olympic USA, Inc.:
9.0%, 7-1-10	500	512,500
7.5%, 3-15-11	300	273,000
WCI Communities, Inc.,
9.125%, 5-1-12	1,050	1,068,375
		3,198,625
Hospital Supply and Management - 5.57%
Accellent Inc.,
10.5%, 12-1-13	500	533,750
Psychiatric Solutions, Inc.:
10.625%, 6-15-13	1,467	1,639,373
7.75%, 7-15-15	1,575	1,602,563
Rural/Metro Corporation,
0.0%, 3-15-16 (C)	1,850	1,350,500
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15	1,100	1,185,250
Tenet Healthcare Corporation,
9.875%, 7-1-14	1,280	1,296,000
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	1,040	1,107,600
US Oncology Holdings, Inc.,
10.32%, 3-15-15	1,400	1,403,500
US Oncology, Inc.:
9.0%, 8-15-12	250	258,750
10.75%, 8-15-14	150	163,875
		10,541,161
Hotels and Gaming - 2.41%
Chukchansi Economic Development Authority,
8.0%, 11-15-13 (A)	375	384,375
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	1,750	1,890,000
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	1,235	1,293,663
Station Casinos, Inc.:
6.0%, 4-1-12	500	493,125
6.875%, 3-1-16	500	502,500
		4,563,663
Household -- General Products - 1.09%
Jean Coutu Group (PJC) Inc. (The),
7.625%, 8-1-12	1,000	972,500
JohnsonDiversey, Inc.,
9.625%, 5-15-12	1,060	1,087,825
		2,060,325
Metal Fabrication - 1.02%
Metals USA, Inc.,
11.125%, 12-1-15 (A)	650	715,000
Mueller Holdings (N.A.), Inc.,
0.0%, 4-15-14 (C)	1,500	1,222,500
		1,937,500
Motion Pictures - 2.28%
AMC Entertainment Inc.:
8.99875%, 8-15-10	350	361,375
9.5%, 2-1-11	1,000	972,500
9.875%, 2-1-12	500	492,500
Cinemark, Inc.,
0.0%, 3-15-14 (C)	2,050	1,568,250
Cinemark USA, Inc.,
9.0%, 2-1-13	869	923,313
		4,317,938
Motor Vehicles - 2.19%
ADESA, Inc.,
7.625%, 6-15-12	300	306,750
Group 1 Automotive, Inc.,
8.25%, 8-15-13	1,000	1,010,000
Sonic Automotive, Inc.,
8.625%, 8-15-13	1,250	1,250,000
United Auto Group, Inc.,
9.625%, 3-15-12	1,500	1,588,125
		4,154,875
Multiple Industry - 0.58%
K&F Acquisition, Inc.,
7.75%, 11-15-14	300	303,750
United Agri Products, Inc.,
8.25%, 12-15-11	766	796,640
		1,100,390
Petroleum -- Domestic - 1.87%
Chaparral Energy, Inc.,
8.5%, 12-1-15 (A)	400	416,000
Delta Petroleum Corporation,
7.0%, 4-1-15	150	137,250
Denbury Resources Inc.:
7.5%, 4-1-13	250	258,125
7.5%, 12-15-15	500	520,000
EXCO Resources, Inc.,
7.25%, 1-15-11	900	895,500
Ferrellgas Partners, L.P. and Ferrellgas Partners Finance Corp.,
8.75%, 6-15-12	1,000	1,012,500
Frontier Oil Corporation,
6.625%, 10-1-11	150	149,625
KCS Energy, Inc.,
7.125%, 4-1-12	150	148,875
		3,537,875
Petroleum -- International - 0.69%
Chesapeake Energy Corporation,
6.25%, 1-15-18	1,000	977,500
Inergy, L.P. and Inergy Finance Corp.,
8.25%, 3-1-16 (A)	320	328,000
		1,305,500
Petroleum -- Services - 2.20%
Copano Energy, L.L.C.,
8.125%, 3-1-16 (A)	650	672,750
Grant Prideco, Inc.,
6.125%, 8-15-15	150	146,250
Hanover Compressor Company:
8.625%, 12-15-10	500	524,375
7.5%, 4-15-13	350	350,000
9.0%, 6-1-14	150	161,250
Mirant North America, LLC and MNA Finance Corp.,
7.375%, 12-31-13 (A)	300	306,000
Parker Drilling Company,
9.625%, 10-1-13	250	277,500
SESI, L.L.C.,
8.875%, 5-15-11	750	783,750
SemGroup, L.P. and SemGroup Finance Corp.,
8.75%, 11-15-15 (A)	400	408,000
VeraSun Energy Corporation,
9.875%, 12-15-12 (A)	500	530,000
		4,159,875
Publishing - 2.50%
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	600	611,250
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	1,000	1,013,750
Dex Media, Inc.,
0.0%, 11-15-13 (C)	1,500	1,267,500
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	1,750	1,850,625
		4,743,125
Railroad - 1.16%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	950	964,250
TFM, S.A. de C.V.,
9.375%, 5-1-12	1,125	1,237,500
		2,201,750
Restaurants - 0.95%
Carrols Corporation,
9.0%, 1-15-13	150	150,750
Friendly Ice Cream Corporation,
8.375%, 6-15-12	750	678,750
Landry's Restaurants, Inc.,
7.5%, 12-15-14	1,000	965,000
		1,794,500
Retail -- Food Stores - 2.51%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	945	968,625
Rite Aid Corporation:
7.125%, 1-15-07	1,500	1,509,375
8.125%, 5-1-10	1,000	1,021,250
Stater Bros. Holdings Inc.:
8.41%, 6-15-10	500	510,625
8.125%, 6-15-12	755	754,056
		4,763,931
Retail -- General Merchandise - 0.41%
Interline Brands, Inc.,
11.5%, 5-15-11	325	358,719
NBC Acquisition Corp.,
0.0%, 3-15-13 (C)	600	426,000
		784,719
Retail -- Specialty Stores - 1.26%
CSK Auto, Inc.,
7.0%, 1-15-14	350	333,375
General Nutrition Centers, Inc.,
8.5%, 12-1-10	1,200	1,137,000
Nebraska Book Company, Inc.,
8.625%, 3-15-12	1,000	920,000
		2,390,375
Security and Commodity Brokers - 0.43%
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	764	820,345

Utilities -- Electric - 1.28%
NRG Energy, Inc.:
7.25%, 2-1-14	750	762,187
7.375%, 2-1-16	750	765,938
Sierra Pacific Resources,
6.75%, 8-15-17 (A)	450	451,688
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (A)	443	444,805
		2,424,618
Utilities -- Gas and Pipeline - 2.38%
ANR Pipeline Company,
8.875%, 3-15-10	500	531,875
Atlas Pipeline Parnters, L.P. and Atlas Pipeline Finance Corp.,
8.125%, 12-15-15 (A)	350	364,875
Northwest Pipeline Corporation,
8.125%, 3-1-10	750	791,250
Southern Natural Gas Company,
8.875%, 3-15-10	1,000	1,063,750
Williams Companies, Inc. (The),
8.75%, 3-15-32	1,500	1,755,000
		4,506,750
Utilities -- Telephone - 6.60%
Alamosa (Delaware), Inc.,
8.5%, 1-31-12	1,250	1,346,875
IWO Escrow Company:
8.35%, 1-15-12	150	156,187
0.0%, 1-15-15 (C)	600	448,500
LCI International, Inc.,
7.25%, 6-15-07	800	808,000
Nextel Communications, Inc.,
7.375%, 8-1-15	750	786,553
Nextel Partners, Inc.,
8.125%, 7-1-11	1,750	1,850,625
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	1,000	1,006,250
SBA Communications Corporation,
8.5%, 12-1-12	715	793,650
SBA Communications Corporation and SBA Telecommunications, Inc.,
0.0%, 12-15-11 (C)	1,652	1,577,660
Triton PCS, Inc.,
8.5%, 6-1-13	600	570,000
US Unwired Inc.:
9.16%, 6-15-10	1,100	1,133,000
10.0%, 6-15-12	776	870,090
Ubiquitel Operating Company,
9.875%, 3-1-11	1,050	1,147,125
		12,494,515

TOTAL CORPORATE DEBT SECURITIES - 93.44%		$176,990,412

(Cost: $173,625,004)

SHORT-TERM SECURITIES

Aluminum - 2.24%
Alcan Aluminum Corp.,
4.9%, 4-3-06	4,243	4,241,845

Publishing - 1.58%
Tribune Co.,
4.75%, 4-5-06	3,000	2,998,417

TOTAL SHORT-TERM SECURITIES - 3.82%		$7,240,262

(Cost: $7,240,262)

TOTAL INVESTMENT SECURITIES - 100.00%		$189,422,838

(Cost: $187,370,101)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
**Not shown due to rounding.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the total value of these securities amounted to $11,064,058 or 5.84% of total investments.

(B)Securities valued in good faith by the Valuation Committee appointed by the Board of Directors.
(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

The Investments of W&R Target International Growth Portfolio
March 31, 2006

COMMON STOCKS	Shares	Value

Australia - 0.89%
Westpac Banking Corporation (A)	118,600	$2,022,459

Austria - 2.48%
Erste Bank der oesterreichischen Sparkassen AG (A)	19,800	1,167,585
OMV Aktiengesellschaft (A)	50,000	3,344,725
Raiffeisen International Bank-Holding AG (A)*	13,300	1,134,686
		5,646,996
Belgium - 0.63%
KBC Group NV (A)	13,500	1,449,502

Brazil - 1.21%
Companhia Vale do Rio Doce, ADR	31,800	1,543,254
Petroleo Brasileiro S.A. - Petrobras, ADR	14,000	1,213,380
		2,756,634
Canada - 2.23%
EnCana Corporation (A)	76,500	3,570,022
Shoppers Drug Mart Corporation (A)(B)	39,700	1,511,037
		5,081,059
China - 0.81%
China Mobile (Hong Kong) Limited (A)	354,000	1,859,160

France - 8.38%
AXA (A)	31,000	1,087,957
EDF SA (A)*	50,100	2,841,416
Pernod Ricard (A)	11,200	2,145,859
Pinault-Printemps-Redoute SA (A)	9,400	1,135,158
SUEZ (A)	27,700	1,091,645
Sanofi-Aventis (A)	36,500	3,472,273
VINCI (A)	48,800	4,810,926
VINCI, Rights (A)*	48,800	104,675
Vivendi Universal (A)	70,000	2,404,082
		19,093,991
Germany - 9.43%
Allianz Aktiengesellschaft, Registered Shares (A)	13,800	2,306,857
BASF Aktiengesellschaft (A)	26,700	2,092,823
Bayerische Motoren Werke Aktiengesellschaft (A)	37,400	2,062,217
Commerzbank Aktiengesellschaft (A)	28,000	1,114,327
Continental Aktiengesellschaft (A)	15,600	1,721,297
E.ON AG (A)	25,200	2,774,449
Fresenius AG (A)	4,700	844,392
Hypo Real Estate Holding AG (A)	8,500	584,054
RWE Aktiengesellschaft (A)	17,000	1,481,253
SAP Aktiengesellschaft (A)	9,800	2,129,402
Siemens AG (A)	46,970	4,378,926
		21,489,997
Greece - 2.41%
National Bank of Greece S.A. (A)(B)	60,000	2,821,203
OPAP S.A. (A)(B)	70,000	2,675,537
		5,496,740
Ireland - 5.11%
Anglo Irish Bank Corporation plc (Great Britain) (A)	276,546	4,557,825
Anglo Irish Bank Corporation plc (Ireland) (A)	220,000	3,625,876
CRH public limited company (A)	64,600	2,260,898
Irish Life & Permanent plc (A)	50,000	1,199,738
		11,644,337
Italy - 4.93%
AUTOGRILL S.p.A. (A)	70,400	1,044,252
Banca Fideuram S.p.A. (A)	190,000	1,091,974
Eni S.p.A. (A)	41,800	1,189,394
Saipem S.p.A. (A)	76,200	1,762,837
UniCredito Italiano S.p.A. (A)	850,000	6,144,417
		11,232,874
Japan - 24.46%
Astellas Pharma Inc. (A)	28,200	1,070,977
Canon Inc. (A)	47,000	3,110,705
Central Japan Railway Company (A)	188	1,852,846
CREDIT SAISON CO., LTD. (A)	54,000	2,986,746
DENSO CORPORATION (A)	34,700	1,370,901
Dentsu Inc. (A)	525	1,904,630
Honda Motor Co., Ltd. (A)	35,500	2,198,768
Hoya Corporation (A)	55,300	2,231,733
Japan Tobacco Inc. (A)	625	2,198,386
KDDI CORPORATION (A)	320	1,710,110
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	300	4,587,935
Mitsubishi Corporation (A)	50,300	1,145,319
Mitsubishi Estate Co., Ltd. (A)	167,000	3,958,624
Mitsui & Co., Ltd. (A)	83,000	1,200,221
Mizuho Financial Group, Inc. (A)	460	3,763,636
ORIX Corporation (A)	12,000	3,736,619
SMC Corporation (A)	16,700	2,602,192
Sega Sammy Holdings Inc. (A)	93,000	3,776,890
Sumitomo Mitsui Financial Group, Inc. (A)(B)	83	916,737
Taisei Corporation (A)	240,000	1,150,042
Toyota Motor Corporation (A)	77,900	4,255,709
Ushio Inc. (A)	69,000	1,644,393
YAMADA-DENKI Co., Ltd. (A)	20,600	2,375,038
		55,749,157
Luxembourg - 0.78%
Tenaris S.A., ADR	9,850	1,779,600

Mexico - 0.49%
Cemex, S.A. de C.V., ADR	17,000	1,109,760

Netherlands - 0.76%
ASML Holding N.V., Ordinary Shares (A)*	84,800	1,731,598

Norway - 0.72%
Statoil ASA (A)	57,200	1,649,597

Russia - 1.52%
OAO LUKOIL, ADR	41,700	3,461,100

South Korea - 1.50%
Kookmin Bank (A)	17,000	1,467,991
Samsung Electronics Co., Ltd. (A)	3,000	1,945,245
		3,413,236
Spain - 0.95%
Enagas, S.A. (A)	110,000	2,179,524

Sweden - 0.47%
Telefonaktiebolaget LM Ericsson, B Shares (A)	285,000	1,083,135

Switzerland - 12.37%
Compagnie Financiere Richemont SA (A)	26,500	1,270,471
Credit Suisse Group, Registered Shares (A)	49,000	2,749,473
Holcim Ltd, Registered Shares (A)	28,900	2,301,093
Julius Baer Holding Ltd., Bearer Shares (A)	14,125	1,277,442
Nestle S.A., Registered Shares (A)	10,900	3,235,761
Novartis AG, Registered Shares (A)	112,000	6,228,666
Roche Holdings AG, Genussschein (A)	19,800	2,948,015
Swiss Life Holding Zurich (A)*	11,200	2,345,415
UBS AG (A)	30,650	3,366,763
Zurich Financial Services, Registered Shares (A)*	10,500	2,466,632
		28,189,731
Taiwan - 0.77%
Himax Technologies, Inc., ADR*	200,000	1,750,000

Turkey - 0.89%
Turkiye Vakiflar Bankasi T.A.O. (A)(B)*	370,000	2,022,685

United Kingdom - 11.99%
BAE SYSTEMS plc (A)	185,000	1,352,377
BHP Billiton Plc (A)	270,900	4,949,031
British American Tobacco p.l.c. (A)	70,500	1,707,473
Capita Group Plc (The) (A)(B)	215,610	1,721,299
Diageo plc (A)	69,000	1,086,723
GlaxoSmithKline plc (A)	141,000	3,686,867
IG Group Holdings plc (A)(B)	258,000	981,670
Old Mutual plc (A)	330,000	1,153,856
Reckitt Benckiser plc (A)	65,400	2,302,073
Rio Tinto plc (A)	12,200	619,358
Royal Bank of Scotland Group plc (The) (A)	107,659	3,503,402
tesco plc (A)	379,000	2,172,976
Vodafone Group Plc (A)	1,000,000	2,093,577
		27,330,682
United States - 1.32%
Schlumberger Limited	9,800	1,240,386
Transocean Inc.*	22,000	1,766,600
		3,006,986

TOTAL COMMON STOCKS - 97.50%		$222,230,540

(Cost: $163,534,828)

SHORT-TERM SECURITIES - 2.50%	Principal Amount in Thousands

Banks
Lloyds TSB Bank PLC,
4.78, 4-5-06	$3,000	2,998,407
Rabobank USA Financial Corp. (Rabobank Nederland),
4.83, 4-3-06	2,691	2,690,278
(Cost: $5,688,685)		$5,688,685

TOTAL INVESTMENT SECURITIES - 100.00%		$227,919,225

(Cost: $169,223,513)

Notes to Schedule of Investments
Certain acronyms are used with the body of the Portfolio's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the total value of these securities amounted to $12,650,168 or 5.55% of total investments.

The Investments of W&R Target International Value Portfolio
March 31, 2006
COMMON STOCKS	Shares	Value

Australia - 2.10%
National Australia Bank Limited (A)	249,043	$6,721,544
Qantas Airways Limited (A)	857,600	2,173,409
Qantas Airways Limited (A)(B)	545,600	1,382,709
		10,277,662
Belgium - 1.31%
Agfa-Gevaert N.V. (A)	332,440	6,333,111
Agfa-Gevaert N.V. (A)(B)	5,100	97,157
		6,430,268
Bermuda - 1.78%
ACE Limited	83,770	4,356,878
XL Capital Ltd, Class A	68,390	4,384,483
		8,741,361
Canada - 2.45%
Barrick Gold Corporation (A)	206,300	5,612,151
Domtar Inc. (A)	510,680	3,629,442
Quebecor World Inc. (A)	281,000	2,757,426
		11,999,019
China - 0.88%
China Telecom Corporation Limited (A)	8,936,000	3,167,099
China Telecom Corporation Limited (A)(B)	3,240,000	1,148,322
		4,315,421
Denmark - 2.30%
Vestas Wind Systems A/S (A)*	452,271	11,274,083

Finland - 2.67%
Stora Enso Oyj, Class R (A)	340,690	5,243,417
Stora Enso Oyj, Class R (A)	71,073	1,085,920
UPM-Kymmene Corporation (A)	286,300	6,765,615
		13,094,952
France - 6.34%
AXA (A)	227,853	7,996,586
France Telecom (A)	370,389	8,330,812
Sanofi-Aventis (A)	89,350	8,499,933
THOMSON (A)	25,300	497,964
Total S.A. (A)	21,717	5,729,406
		31,054,701
Germany - 4.51%
Bayerische Motoren Werke Aktiengesellschaft (A)	72,100	3,975,557
Deutsche Post AG (A)	241,000	6,025,146
E.ON AG (A)	33,900	3,732,295
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	36,090	5,121,475
Siemens AG (A)	34,930	3,256,459
		22,110,932
Hong Kong - 2.09%
Cheung Kong (Holdings) Limited (A)	485,000	5,141,188
Hutchison Whampoa Limited, Ordinary Shares (A)	556,100	5,099,336
		10,240,524
Israel - 1.81%
Check Point Software Technologies Ltd.*	442,720	8,861,041

Italy - 1.50%
Eni S.p.A. (A)	257,739	7,333,808

Japan - 5.23%
Hitachi, Ltd. (A)	405,000	2,866,313
KDDI CORPORATION (A)	1,067	5,702,150
Konica Minolta Holdings, Inc. (A)	363,000	4,632,336
Sony Corporation (A)	167,700	7,765,208
Takeda Pharmaceutical Company Limited (A)	82,200	4,686,168
		25,652,175
Mexico - 1.10%
Telefonos de Mexico, S.A. de C.V., ADR	238,840	5,369,123

Netherlands - 6.30%
Akzo Nobel N.V. (A)	102,540	5,441,512
ING Groep N.V., Certicaaten Van Aandelen (A)	251,394	9,931,705
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	200,550	6,778,326
Reed Elsevier NV (A)	607,530	8,709,712
		30,861,255
Norway - 2.95%
Norske Skogindustrier ASA (A)	305,971	5,182,312
Telenor ASA (A)	850,340	9,147,487
Telenor ASA (A)(B)	13,700	147,377
		14,477,176
Portugal - 1.43%
Portugal Telecom, SGPS, S.A., Ordinary Shares (A)	578,390	7,016,268

Singapore - 2.37%
DBS Group Holdings Ltd (A)	300,000	3,026,271
Flextronics International Ltd.*	276,340	2,858,737
Venture Corporation Limited (A)	724,000	5,735,186
		11,620,194
South Africa - 1.02%
Sappi Limited (A)	334,530	4,992,855

South Korea - 6.31%
KT Corporation, ADR	329,160	7,011,108
Kookmin Bank, ADR	73,760	6,307,955
POSCO, ADR	46,710	2,980,098
SK Telecom Co., Ltd., ADR	184,530	4,353,063
Samsung Electronics Co., Ltd., GDR (B)	31,490	10,289,357
		30,941,581
Spain - 4.12%
Gamesa Corporacion Tecnologica, S.A. (A)	298,034	5,731,840
Iberdrola, S.A. (A)	84,078	2,714,363
Repsol YPF, S.A. (A)	256,583	7,288,477
Telefonica, S.A., ADR	95,275	4,475,067
		20,209,747
Sweden - 0.68%
Securitas AB, Class B (A)	172,280	3,317,969

Switzerland - 3.16%
Nestle S.A., Registered Shares (A)	21,620	6,418,088
Swiss Reinsurance Company, Registered Shares (A)	60,290	4,213,109
UBS AG (A)	44,400	4,877,137
		15,508,334
Taiwan - 5.07%
Chunghwa Telecom Co., Ltd., ADR	202,400	3,965,016
Compal Electronics Inc., GDR	439,398	2,244,093
Compal Electronics Inc., GDR (B)	513,329	2,621,674
Lite-On Technology Corporation, GDR (A)	534,070	7,405,308
Mega Financial Holding Company (A)	11,400,000	8,587,273
		24,823,364
United Kingdom - 26.86%
AMVESCAP PLC (A)	340,700	3,178,691
BAE SYSTEMS plc (A)	649,760	4,749,840
BP p.l.c. (A)	591,000	6,787,202
Boots Group PLC (A)	360,615	4,507,929
British Sky Broadcasting Group plc (A)	919,890	8,630,412
Cadbury Schweppes plc (A)	349,060	3,468,949
Centrica plc (A)	1,015,750	4,967,834
Compass Group PLC (A)	3,513,190	13,932,026
GlaxoSmithKline plc (A)	273,900	7,161,935
Group 4 Securicor plc (A)*	1,210,500	3,980,178
HSBC Holdings plc (A)	343,830	5,764,650
Pearson plc (A)	425,050	5,893,113
Rentokil Initial plc (A)	2,082,700	5,644,860
Rolls-Royce plc (A)*	695,160	5,531,617
Royal Bank of Scotland Group plc (The) (A)	325,080	10,578,641
Royal Dutch Shell plc, Class B (A)	181,853	5,914,638
Shire plc (A)	300,220	4,608,377
Smiths Group plc (A)	275,300	4,701,772
Unilever PLC (A)	536,410	5,489,263
Vodafone Group Plc (A)	4,840,120	10,133,163
Wm MORRISON SUPERMARKETS PLC (A)	1,811,170	5,978,809
		131,603,899

TOTAL COMMON STOCKS - 96.34%		$472,127,712

(Cost: $364,940,793)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Banks - 1.43%
Lloyds TSB Bank PLC,
4.78%, 4-5-06
	$7,000	6,996,282

Mining - 1.39%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
4.83%, 4-3-06
	6,825	6,823,169

Utilities -- Electric - 0.61%
Wisconsin Electric Power Co.,
4.87%, 4-3-06
	3,000	2,999,188

Total Commercial Paper - 3.43%		16,818,639

Commercial Paper (backed by irrevocable bank letter of credit) - 0.23%
Finance Companies - 0.23%
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
4.8%, 4-3-06
	1,100	1,099,707

TOTAL SHORT-TERM SECURITIES - 3.66%		$17,918,346

(Cost: $17,918,346)

TOTAL INVESTMENT SECURITIES - 100.00%		$490,046,058

(Cost: $382,859,139)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; GDR - Global Depositary Receipts.
*No income dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the total value of these securities amounted to $15,686,596 or 3.20% of total investments.

The Investments of W&R Target Limited-Term Bond Portfolio
March 31, 2006
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 2.86%
Raytheon Company,
6.75%, 8-15-07
	$2,030	$2,061,776

Broadcasting - 2.00%
Cox Communications, Inc.,
4.625%, 1-15-10
	1,500	1,437,906

Business Equipment and Services - 2.84%
USA Waste Services, Inc.,
7.125%, 10-1-07
	2,000	2,047,274

Capital Equipment - 2.45%
John Deere Capital Corporation,
5.125%, 10-19-06
	1,766	1,765,702

Chemicals -- Petroleum and Inorganic - 2.02%
Monsanto Company,
4.0%, 5-15-08
	1,500	1,456,594

Communications Equipment - 1.39%
Cisco Systems, Inc.,
4.85031%, 2-20-09
	1,000	1,000,725

Finance Companies - 4.82%
International Lease Finance Corporation,
5.0%, 4-15-10
	1,500	1,471,298
National Rural Utilities Cooperative Finance Corporation,
6.0%, 5-15-06
	2,000	2,001,780
		3,473,078
Forest and Paper Products - 2.01%
International Paper Company,
4.25%, 1-15-09
	1,500	1,446,969

Mining - 1.37%
BHP Billiton Finance (USA) Limited,
5.0%, 12-15-10
	1,000	983,132

Petroleum -- International - 3.31%
Anadarko Petroleum Corporation,
5.375%, 3-1-07
	2,385	2,382,472

Petroleum -- Services - 2.78%
Conoco Funding Company,
5.45%, 10-15-06
	2,000	2,001,400

Railroad - 5.46%
CSX Corporation,
6.25%, 10-15-08
	1,000	1,021,232
Norfolk Southern Corporation,
7.35%, 5-15-07
	1,850	1,892,383
Union Pacific Corporation,
6.625%, 2-1-08
	1,000	1,020,744
		3,934,359
Timesharing and Software - 2.76%
Equifax Inc.,
4.95%, 11-1-07
	2,000	1,984,136

Utilities -- Electric - 8.62%
FPL Group Capital Inc,
7.625%, 9-15-06
	2,000	2,019,592
Kansas City Power & Light Company,
6.0%, 3-15-07
	1,276	1,282,372
Virginia Electric and Power Company,
5.375%, 2-1-07
	2,000	1,997,120
Wisconsin Energy Corporation,
5.875%, 4-1-06
	910	910,000
		6,209,084
Utilities -- Telephone - 3.47%
GTE Corporation,
6.36%, 4-15-06
	2,000	2,000,502
SBC Communications Inc.,
4.95063%, 11-14-08
	500	500,921
		2,501,423

TOTAL CORPORATE DEBT SECURITIES - 48.16%		$34,686,030

(Cost: $35,054,141)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 8.85%
Federal Home Loan Mortgage Corporation:
3.625%, 9-15-08
	2,000	1,934,944
5.0%, 10-18-10
	2,500	2,462,723
Federal National Mortgage Association,
4.25%, 7-15-07
	2,000	1,978,456
		6,376,123
Mortgage-Backed Obligations - 22.21%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 5-15-16
	1,696	1,636,377
3.5%, 12-15-16
	959	909,915
5.5%, 7-15-17 (Interest Only)
	1,250	46,675
5.5%, 10-15-23 (Interest Only)
	4,584	317,456
5.0%, 6-15-24 (Interest Only)
	2,000	229,857
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
7.0%, 8-1-07
	2	1,802
4.5%, 5-1-10
	986	962,488
4.0%, 6-1-14
	1,525	1,441,172
5.5%, 1-1-17
	114	113,358
5.5%, 5-1-17
	122	121,350
4.5%, 1-1-18
	1,253	1,198,254
4.5%, 4-1-18
	1,244	1,190,535
4.5%, 3-1-19
	1,565	1,495,278
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 11-1-13
	14	13,851
7.0%, 10-1-14
	15	15,868
6.0%, 3-1-16
	49	49,977
6.0%, 3-1-16
	44	44,409
5.5%, 2-1-17
	440	437,858
5.5%, 1-1-18
	743	739,016
5.0%, 3-1-18
	1,215	1,187,247
5.0%, 6-1-20
	1,318	1,285,356
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14
	22	22,459
7.5%, 3-15-15
	20	20,540
6.0%, 8-15-16
	68	69,006
6.0%, 12-15-16
	129	131,187
5.5%, 1-15-17
	180	179,864
6.0%, 1-15-17
	114	116,598
5.5%, 7-15-17
	308	307,880
5.5%, 10-15-17
	154	154,382
5.0%, 12-15-17
	812	799,069
7.0%, 6-15-28
	22	22,759
7.0%, 7-15-29
	30	31,261
3.75%, 1-20-34
	715	701,562
		15,994,666
Treasury Inflation Protected Obligation - 0.80%
United States Treasury Note,
3.0%, 7-15-12 (A)
	500	574,644

Treasury Obligations - 17.61%
United States Treasury Notes:
7.0%, 7-15-06
	500	503,027
4.75%, 11-15-08
	2,000	1,995,782
3.125%, 4-15-09
	2,000	1,905,000
4.0%, 6-15-09
	2,000	1,951,328
4.0%, 3-15-10
	2,500	2,426,270
5.0%, 8-15-11
	1,000	1,008,789
4.375%, 8-15-12
	1,000	974,023
4.25%, 8-15-14
	2,000	1,914,296
		12,678,515

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 49.47%		$35,623,948

(Cost: $36,653,344)

SHORT-TERM SECURITY - 2.37%

Aluminum
Alcoa Incorporated,
4.86%, 4-3-06	1,707	$1,706,539
(Cost: $1,706,539)

TOTAL INVESTMENT SECURITIES - 100.00%		$72,016,517

(Cost: $73,414,024)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.

(A) The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

The Investments of W&R Target Micro Cap Growth Portfolio
March 31, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 0.31%
Pinnacle Airlines Corp.*	29,200	$194,618

Apparel - 1.55%
Ashworth, Inc.*	39,500	391,840
Volcom, Inc.*	16,200	574,452
		966,292
Business Equipment and Services - 4.96%
Encore Capital Group, Inc.*	14,400	211,752
Fiberstars, Inc.*	52,200	461,709
Kenexa Corporation*	28,000	858,760
Marlin Business Services, Inc.*	39,100	855,899
Unica Corporation*	23,200	268,424
Website Pros, Inc.*	31,300	438,670
		3,095,214
Capital Equipment - 3.72%
NATCO Group Inc.*	40,900	1,108,390
Somanetics Corporation*	29,700	656,073
Warnaco Group, Inc. (The)*	23,200	556,916
		2,321,379
Communications Equipment - 5.21%
Blue Coat Systems, Inc.*	11,500	250,412
EMS Technologies, Inc.*	31,700	569,966
Intervoice, Inc.*	48,700	418,820
Redback Networks, Inc.*	92,700	2,010,200
		3,249,398
Computers -- Main and Mini - 2.21%
Rackable Systems, Inc.*	26,100	1,378,863

Computers -- Peripherals - 9.82%
Applix, Inc.*	34,500	262,890
AudioCodes Ltd.*	46,500	641,933
Entrust, Inc.*	223,200	1,003,284
Lawson Software, Inc.*	72,300	553,818
NetScout Systems, Inc.*	35,200	319,264
Phase Forward Incorporated*	53,000	587,240
Sigma Designs, Inc.*	58,300	850,014
Stratasys, Inc.*	16,200	477,090
WebSideStory, Inc.*	31,700	546,825
Xyratex Ltd*	28,000	880,460
		6,122,818
Electrical Equipment - 1.52%
Power-One, Inc.*	49,300	354,714
Ultralife Batteries, Inc.*	46,000	590,640
		945,354
Electronic Components - 8.03%
GSI Group Inc.*	30,800	340,340
Integrated Silicon Solution, Inc.*	66,700	442,221
NetLogic Microsystems, Inc.*	45,900	1,890,391
PLX Technology, Inc.*	38,700	485,105
Pixelplus Co., Ltd., ADR*	35,900	408,363
Supertex, Inc.*	17,200	646,978
Trident Microsystems, Inc.*	27,300	792,792
		5,006,190
Electronic Instruments - 6.42%
Artesyn Technologies, Inc.*	65,400	715,803
Asyst Technologies, Inc.*	51,800	538,979
Energy Conversion Devices, Inc.*	22,700	1,116,272
I.D. Systems, Inc.*	18,600	463,791
Intevac, Inc.*	29,900	857,233
Mattson Technology, Inc.*	13,000	155,610
Xenogen Corporation*	40,000	157,200
		4,004,888
Health Care -- Drugs - 10.15%
Adeza Biomedical Corporation*	29,100	612,555
Bioenvision, Inc.*	57,800	412,403
BioMarin Pharmaceutical Inc.*	60,300	804,703
BioSphere Medical, Inc.*	34,900	261,401
Cubist Pharmaceuticals Inc.*	31,700	727,990
Dyax Corp.*	74,200	429,618
First Horizon Pharmaceutical Corporation*	23,100	579,694
InterMune, Inc.*	29,000	537,515
POZEN Inc.*	52,100	873,978
Serologicals Corporation*	25,400	620,903
SuperGen, Inc.*	82,300	467,053
		6,327,813
Health Care -- General - 10.46%
Bruker BioSciences Corporation*	54,700	295,106
Candela Corporation*	66,500	1,437,065
Cutera, Inc.*	27,700	752,055
Greatbatch, Inc.*	11,500	251,965
IRIS International, Inc.*	38,500	602,525
NuVasive, Inc.*	29,000	545,925
Omnicell, Inc.*	62,900	716,116
PolyMedica Corporation	23,600	999,342
Spectranetics Corporation (The)*	78,500	926,693
		6,526,792
Motion Pictures - 0.97%
On Assignment, Inc.*	55,100	604,722

Multiple Industry - 2.24%
AngioDynamics, Inc.*	23,300	699,815
Eagle Test Systems, Inc.*	5,100	78,540
Liquidity Services, Inc.*	27,800	347,639
Traffic.com, Inc.*	32,200	272,734
		1,398,728
Non-Residential Construction - 1.03%
Perini Corporation*	21,100	640,807

Petroleum -- Services - 1.22%
Brigham Exploration Company*	86,900	757,768

Restaurants - 3.08%
BUCA, Inc.*	36,000	179,820
McCormick & Schmick's Seafood Restaurants, Inc.*	35,600	904,596
Red Robin Gourmet Burgers, Inc.*	17,700	835,263
		1,919,679
Retail -- Specialty Stores - 5.41%
Children's Place Retail Stores, Inc. (The)*	26,100	1,510,798
DSW Inc., Class A*	11,200	350,784
Golf Galaxy, Inc.*	3,800	82,840
Jos. A. Bank Clothiers, Inc.*	24,483	1,172,736
Tweeter Home Entertainment Group, Inc.*	32,600	254,443
		3,371,601
Security and Commodity Brokers - 0.60%
Harris & Harris Group, Inc.*	26,600	372,267

Steel - 1.90%
NS Group, Inc.*	25,800	1,187,574

Timesharing and Software - 12.96%
Answerthink, Inc.*	67,800	435,276
Blackbaud, Inc.	32,000	677,920
Bottomline Technologies (de), Inc.*	40,600	555,814
Concur Technologies, Inc.*	53,400	987,099
Covansys Corporation*	52,800	906,048
CyberSource Corporation*	25,500	283,942
NutriSystem, Inc.*	39,000	1,855,035
Online Resources Corporation*	40,000	519,800
RightNow Technologies, Inc.*	22,300	353,790
Stellent, Inc.	25,200	298,746
Ultimate Software Group, Inc. (The)*	46,900	1,210,020
		8,083,490
Trucking and Shipping - 0.73%
U.S. Xpress Enterprises, Inc., Class A*	23,500	457,428

TOTAL COMMON STOCKS - 94.50%		$58,933,683

(Cost: $40,389,687)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Forest and Paper Products - 2.99%
Sonoco Products Co.,
4.88%, 4-3-06
	$1,868	1,867,494

Multiple Industry - 2.51%
Detroit Edison Co.,
4.83%, 4-3-06
	1,565	1,564,580

TOTAL SHORT-TERM SECURITIES - 5.50%		$3,432,074

(Cost: $3,432,074)

TOTAL INVESTMENT SECURITIES - 100.00%		$62,365,757

(Cost: $43,821,761)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Mid Cap Growth Portfolio
March 31, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 1.35%
Southwest Airlines Co.	15,050	$270,749

Aircraft - 1.68%
L-3 Communications Holdings, Inc.	3,950	338,871

Banks - 4.30%
Northern Trust Corporation	7,600	398,886
Synovus Financial Corp.	17,250	467,303
		866,189
Beverages - 1.68%
Brown-Forman Corporation, Class B	4,400	338,668

Business Equipment and Services - 7.61%
CheckFree Corporation*	4,100	206,947
Cintas Corporation	6,850	292,358
Euronet Worldwide, Inc.*	3,900	147,498
Lamar Advertising Company, Class A*	8,500	446,675
Stericycle, Inc.*	6,500	439,238
		1,532,716
Capital Equipment - 2.27%
IDEX Corporation	8,750	456,487

Chemicals -- Specialty - 0.95%
Air Products and Chemicals, Inc.	2,850	191,491

Communications Equipment - 1.15%
Juniper Networks, Inc.*	12,075	230,814

Computers -- Micro - 3.11%
Apple Computer, Inc.*	7,000	439,005
Sun Microsystems, Inc.*	36,500	187,428
		626,433
Electrical Equipment - 1.53%
Molex Incorporated, Class A	10,400	308,828

Electronic Components - 8.37%
Broadcom Corporation, Class A*	9,475	408,894
Linear Technology Corporation	4,400	154,396
Maxim Integrated Products, Inc.	6,125	227,574
Microchip Technology Incorporated	10,750	390,171
Network Appliance, Inc.*	14,000	504,350
		1,685,385
Electronic Instruments - 1.86%
Lam Research Corporation*	8,700	374,404

Food and Related - 1.43%
Hershey Foods Corporation	5,500	287,265

Health Care -- Drugs - 7.40%
Allergan, Inc.	5,800	629,300
Gilead Sciences, Inc.*	7,800	486,174
ICOS Corporation*	6,750	148,804
Neurocrine Biosciences, Inc.*	3,500	225,820
		1,490,098
Health Care -- General - 8.37%
Biomet, Inc.	10,900	387,386
DENTSPLY International Inc.	4,775	277,642
Gen-Probe Incorporated*	3,450	190,112
Kyphon Inc.*	6,100	226,737
Schein (Henry), Inc.*	11,150	533,360
Zimmer Holdings, Inc.*	1,050	70,980
		1,686,217
Hospital Supply and Management - 6.84%
Bard (C. R.), Inc.	7,625	517,051
Cytyc Corporation*	6,900	194,338
Health Management Associates, Inc., Class A	9,950	214,622
Laboratory Corporation of America Holdings*	7,700	450,296
		1,376,307
Hotels and Gaming - 0.93%
Starwood Hotels & Resorts Worldwide, Inc.	2,750	186,258

Insurance -- Property and Casualty - 2.11%
AXIS Capital Holdings Limited	7,650	228,735
Everest Re Group, Ltd.	2,100	196,077
		424,812
Metal Fabrication - 2.16%
Fastenal Company	9,200	435,482

Multiple Industry - 0.21%
Tim Hortons Inc.*	1,600	42,480

Petroleum -- Domestic - 1.09%
XTO Energy Inc. (A)	5,050	220,029

Petroleum -- International - 0.98%
Noble Energy, Inc. (A)	4,500	197,640

Petroleum -- Services - 0.54%
Smith International, Inc. (A)	2,800	109,088

Publishing - 3.45%
Getty Images, Inc.*	4,100	307,008
Meredith Corporation	6,950	387,740
		694,748
Restaurants - 0.93%
P.F. Chang's China Bistro, Inc.*	3,800	187,093

Retail -- Food Stores - 0.95%
Longs Drug Stores Corporation	4,150	192,062

Retail -- General Merchandise - 0.78%
Nordstrom, Inc.	4,000	156,720

Retail -- Specialty Stores - 0.50%
Chico's FAS, Inc.*	2,450	99,568

Security and Commodity Brokers - 6.35%
Chicago Mercantile Exchange Holdings Inc.	1,290	577,275
Legg Mason, Inc.	1,500	187,995
Prudential Financial, Inc.	3,200	242,592
TD Ameritrade Holding Corporation	13,050	271,310
		1,279,172
Timesharing and Software - 7.71%
Alliance Data Systems Corporation*	3,800	177,726
eBay Inc.*	10,650	415,723
Global Payments Inc.	8,050	426,730
Paychex, Inc.	12,800	532,672
		1,552,851
Trucking and Shipping - 1.95%
C.H. Robinson Worldwide, Inc.	8,000	392,600

TOTAL COMMON STOCKS - 90.54%		$18,231,525

(Cost: $16,322,655)

PUT OPTIONS - 0.01%	Number of Contracts

Noble Energy, Inc., April 35, Expires 4-24-06	34	34
Smith International, Inc., April 35, Expires 4-24-06	21	424
XTO Energy Inc., April 40, Expires 4-24-06	38	973
(Cost: $6,999)		$1,431

SHORT-TERM SECURITY - 9.45%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 3.4% Repurchase Agreement dated 3-31-06 to be repurchased at $1,903,539 on 4-3-06 (B)	$1,903	$1,903,000
(Cost: $1,903,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$20,135,956

(Cost: $18,232,654)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written call options outstanding at March 31, 2006.

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Noble Energy, Inc.	34	April/52.5	$1,411	$170
Smith International, Inc.	21	April/47.25	1,764	47
XTO Energy Inc.	38	April/52.5	5,362	53
			$8,537	$270
(B)Collateralized by $1,922,033 United States Treasury Note, 4.25% due 1-15-11; market value and accrued interest aggregate $1,932,969.

The Investments of W&R Target Money Market Portfolio
March 31, 2006
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 9.10%
Banks
Barclays Bank PLC, New York Branch,
5.2%, 4-3-07	$925	$925,000
Citibank, N.A.:
4.625%, 4-28-06	900	900,000
4.73%, 5-23-06	700	700,000
4.81%, 6-7-06	650	650,000
Royal Bank of Scotland plc (The):
4.34%, 10-3-06	600	600,000
4.725%, 11-27-06	800	799,409
		4,574,409
Commercial Paper
Finance Companies - 9.79%
Ciesco, LLC,
4.79%, 6-2-06	2,000	1,983,501
Preferred Receivables Funding Corp.,
4.88%, 4-3-06	696	695,811
Three Pillars Funding LLC:
4.7%, 4-17-06	2,000	1,995,822
4.75%, 4-20-06	250	249,373
		4,924,507
Security and Commodity Brokers - 2.91%
UBS Finance Delaware LLC (UBS AG):
4.49%, 4-17-06	966	964,072
4.69%, 5-8-06	500	497,590
		1,461,662

Total Commercial Paper - 12.70%		6,386,169

Commercial Paper (backed by irrevocable bank letter of credit)
Finance Companies - 5.13%
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
4.8%, 4-3-06	950	949,747
River Fuel Company #2, Inc. (Bank of New York Company Inc. (The)),
4.6%, 4-3-06	600	599,847
River Fuel Funding Company #3, Inc.(Bank of New York Company Inc. (The)),
4.76%, 7-6-06	892	880,678
River Fuel Trust #1 (Bank of New York Company Inc. (The)),
4.58%, 4-3-06	150	149,962
		2,580,234
Food and Related - 4.15%
COFCO Capital Corp. (Rabobank Nederland):
4.68%, 4-13-06	500	499,220
4.71%, 4-18-06	800	798,221
4.72%, 4-18-06	790	788,239
		2,085,680

Total Commercial Paper (backed by irrevocable bank letter of credit) - 9.28%		4,665,914

Notes
Apparel - 1.20%
NIKE, Inc.,
5.5%, 8-15-06	600	601,768

Banks - 5.47%
Bank of New York Company Inc. (The),
2.2%, 5-12-06	750	748,687
Wells Fargo & Company:
4.68313%, 4-3-06	1,500	1,500,000
4.73875%, 4-18-06	500	500,000
		2,748,687
Business Equipment and Services - 2.50%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
4.93%, 4-5-06	1,260	1,260,000

Computers -- Main and Mini - 2.49%
International Business Machines Corporation,
4.68%, 4-10-06	1,250	1,250,000

Finance Companies - 3.10%
Caterpillar Financial Services Corp.,
2.35%, 9-15-06	917	909,375
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
4.87%, 4-6-06	150	150,000
Pfizer Investment Capital p.l.c. Extendible Liquidity Securities (Pfizer Inc.),
4.70875%, 4-18-06	500	500,000
		1,559,375
Furniture and Furnishings - 0.65%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
4.98%, 4-6-06	325	325,000

Health Care -- Drugs - 1.19%
Lilly (Eli) and Company,
4.6%, 4-3-06	600	600,000

Hospital Supply and Management - 3.93%
Autumn House at Powder Mill, Inc., Taxable Variable Rate Demand Bonds, Series of 2003 (Suntrust Bank),
4.9%, 4-5-06	500	500,000
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
4.8%, 4-5-06	1,475	1,475,000
		1,975,000
Household -- General Products - 2.03%
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
4.9%, 4-6-06	1,019	1,019,000

Leisure Time Industry - 2.61%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
4.98%, 4-6-06	1,315	1,315,000

Multiple Industry - 7.37%
3M Company,
5.6736%, 12-12-06 (A)	1,000	1,005,498
General Electric Capital Corporation,
5.0%, 2-15-07	500	500,599
The Salvation Army, Taxable Multi-Modal Revenue Bonds, Series 2005A (The Bank of New York),
4.83%, 4-6-06	2,200	2,200,000
		3,706,097
Retail -- General Merchandise - 4.17%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank, National Association),
4.9%, 4-3-06	390	390,000
Wal-Mart Stores, Inc.,
5.586%, 6-1-06	1,700	1,704,841
		2,094,841
Trucking and Shipping - 2.66%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
4.88%, 4-6-06	1,340	1,340,000

Total Notes - 39.37%		19,794,768

TOTAL CORPORATE OBLIGATIONS - 70.45%		$35,421,260

(Cost: $35,421,260)

MUNICIPAL OBLIGATIONS - TAXABLE

California - 6.81%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility), Taxable Series 1997A,
4.6%, 4-4-06	2,300	2,300,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
4.92%, 4-5-06	1,125	1,125,000
		3,425,000
Florida - 2.98%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
4.8%, 4-5-06	1,500	1,500,000

Georgia - 2.82%
Municipal Electric Authority of Georgia, General Resolution
       Projects Bond Anticipation Notes, Series B (Taxable),
       (Bayerische Landesbank, New York Branch, Wachovia Bank,
       National Association and WestLB AG, New York Branch),

4.7%, 4-4-06	1,418	1,418,000

New York - 2.15%
City of New York (The), General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale),
4.62%, 4-4-06	650	650,000
Nassau County Industrial Development Agency, Taxable Variable Rate Demand Revenue Bonds (57 Seaview Realty Associates, LLC 2004 Project), (Wachovia Bank, N.A.),
4.83%, 4-6-06	430	430,000
		1,080,000
Texas - 1.99%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
4.55%, 5-1-06	1,000	1,000,000

Washington - 1.08%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Mill Pointe Apartments Project), Series 1999B (U. S. Bank, National Association),
4.9%, 4-3-06	545	545,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 17.83%		$8,968,000

(Cost: $8,968,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Bank:
4.0%, 4-13-06	1,500	1,500,000
3.75%, 1-16-07	750	744,037
5.0%, 3-2-07	600	600,000
Federal Home Loan Mortgage Corporation,
4.8%, 2-23-07	400	400,000
Federal National Mortgage Association,
4.05%, 8-14-06	1,030	1,030,000
Overseas Private Investment Corporation:
4.8%, 4-5-06	500	500,000
4.8%, 4-5-06	396	396,000
4.82%, 4-5-06	721	720,931

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 11.72%		$5,890,968

(Cost: $5,890,968)

TOTAL INVESTMENT SECURITIES - 100.00%		$50,280,228

(Cost: $50,280,228)

Notes to Schedule of Investments

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the total value of this security amounted to 2.00% of total investments.

The Investments of W&R Target Mortgage Securities Portfolio
March 31, 2006
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Finance Companies
ABFS Mortgage Loan Trust 2001-2,
6.99%, 12-25-31	$354	$355,686
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33	170	170,585
Banc of America Alternative Loan Trust 2004-11,
6.0%, 12-25-34	373	367,260
Banc of America Alternative Loan Trust 2005-6,
6.0%, 7-25-35	398	392,385
Banc of America Alternative Loan Trust 2005-8,
5.57203%, 9-25-35	217	206,531
Banc of America Alternative Loan Trust 2005-8,
5.57203%, 9-25-35	44	41,717
Banc of America Alternative Loan Trust 2005-10,
5.66726%, 11-25-35	124	110,619
Banc of America Alternative Loan Trust 2005-12,
5.80543%, 1-25-36	174	164,141
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates:
Series 2002-2
6.2%, 7-11-43 (A)	140	145,563
Series 2003-1,
4.9%, 9-11-36 (A)	450	419,048
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	145	145,521
Banc of America Funding Corporation,
5.01139%, 9-20-34	114	109,334
Banc of America Mortgage 2005-J Trust,
5.10470%, 11-25-35	333	329,486
Banc of America Mortgage Trust 2004-3,
4.875%, 4-25-19	90	85,826
Banc of America Mortgage Trust 2004-7,
5.75%, 8-25-34	127	124,353
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (A)	250	256,595
BankAmerica Manufactured Housing Contract Trust,
7.015%, 1-10-28	130	131,135
C-Bass 2006-CB2 Trust,
5.86%, 12-25-36	285	281,456
C-Bass Mortgage Loan Asset-Backed Certificates, Series 2005-CB3,
5.109%, 12-25-34	200	195,345
CHL Mortgage Pass-Through Trust 2003-28,
4.15%, 8-25-33	150	138,169
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35	210	199,521
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	258	245,152
Chase Funding Trust, Series 1999-1,
7.235%, 6-25-27	194	193,663
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	338	327,042
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2004-2,
6.5%, 8-25-33 (A)	85	85,477
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.8%, 12-15-35 (A)	145	138,882
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	67	66,387
DLJ Commercial Mortgage Corp. 1998-CG1,
7.37396%, 6-10-31 (A)	170	183,975
FFCA Secured Lending Corporation,
6.73%, 10-18-25 (A)	50	49,934
First Franklin Mortgage Loan Trust 2004-FFB,
5.71220%, 6-25-24	250	248,419
FIRSTPLUS Home Loan Owner Trust 1998-5,
7.42%, 12-10-24	49	49,000
GMAC Commercial Mortgage Securities, Inc.: Series 2002-C2 Trust,
6.756%, 10-15-38 (A)	250	265,760
Series 2002-C3 Trust,
5.944%, 7-10-39 (A)	300	303,270
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC,
5.25%, 4-25-32	95	89,215
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.25%, 11-25-32 (A)	186	177,113
Green Tree Financial Corporation:
7.65%, 4-15-19	214	221,845
9.0%, 6-15-25	110	142,243
7.95%, 8-15-25	150	154,335
Hilton Hotel Pool Trust:
5.14%, 10-3-15 (A)	100	100,306
7.653%, 10-3-15 (A)	220	227,738
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33	200	197,882
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (A)	200	205,362
J.P. Morgan Mortgage Trust 2005-S2,
5.66582%, 9-25-35	198	190,231
Lehman ABS Manufactured Housing Contract Trust 2001-B:
3.01%, 3-15-10	159	145,123
5.873%, 5-15-22	130	129,990
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	315	310,704
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	80	77,097
MMCA Auto Owner Trust 2002-2,
4.67%, 3-15-10	87	85,653
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	124	123,596
Mid-State Capital Corporation 2004-1 Trust,
6.005%, 8-15-37	94	94,451
Money Store Trust 1998-B (The),
4.8987%, 8-15-29	168	167,740
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (A)	100	92,781
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (A)	250	252,213
Oakwood Mortgage Investors, Inc.,
6.6%, 5-15-21	5	4,443
Origen Manufactured Housing Contract Trust: 2004-A:
5.7%, 1-15-35	100	97,313
5.91%, 1-15-35	200	195,543
2004-B,
4.75%, 8-15-21	100	94,632
2005-A,
4.97%, 10-15-21	105	101,965
2005-B,
5.605%, 5-15-22	35	34,536
RALI Series 2003-QS10 Trust,
5.5%, 5-25-33	230	222,389
RALI Series 2003-QS11 Trust,
5.75%, 6-25-33	218	210,439
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35	225	215,752
RFMSI Series 2004-S5 Trust,
4.5%, 5-25-19	91	85,572
Structured Asset Securities Corporation:
5.63%, 5-25-34	100	98,338
6.0%, 6-25-34	250	246,966
Wachovia Bank Commercial Mortgage Trust (The):
4.942%, 11-15-34 (A)	105	98,423
4.942%, 11-15-34 (A)	50	47,611
Wells Fargo Mortgage Backed Securities 2004-1 Trust (The),
5.5%, 2-25-34	146	139,191

TOTAL CORPORATE DEBT SECURITIES - 37.47%		$11,605,968

(Cost: $11,893,318)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.5%, 12-15-18	496	492,066
5.0%, 6-15-31	108	102,850
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.0%, 4-1-17	250	252,932
5.0%, 5-1-18	365	356,274
5.5%, 6-1-19	240	238,230
5.5%, 5-1-20	262	260,065
6.0%, 10-1-33	683	683,514
5.5%, 2-1-35	229	223,740
5.0%, 12-1-35	496	472,398
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 1-1-17	447	444,918
5.5%, 3-1-18	225	224,106
5.0%, 10-1-18	210	205,020
5.5%, 9-1-19	136	135,624
7.0%, 11-1-32	219	225,463
6.0%, 6-1-33	431	430,718
6.0%, 12-1-33	322	322,827
5.5%, 1-1-34	186	181,675
5.5%, 1-1-34	186	181,606
5.0%, 2-1-34	386	367,688
5.5%, 2-1-34	350	341,578
6.0%, 4-1-34	234	234,474
6.5%, 4-1-34	408	416,746
5.5%, 7-1-34	387	379,007
5.5%, 9-1-34	130	127,285
6.5%, 9-1-34	111	113,636
5.5%, 10-1-34	1,293	1,263,726
5.5%, 10-1-34	332	324,689
5.5%, 11-1-34	320	312,565
6.0%, 11-1-34	135	135,272
6.5%, 11-1-34	287	292,415
6.5%, 11-1-34	199	202,931
6.0%, 12-1-34	583	583,611
5.5%, 2-1-35	671	655,919
4.792%, 3-1-35	251	245,133
6.5%, 3-1-35	169	173,000
6.0%, 4-1-35	1,430	1,429,554
6.0%, 4-1-35	228	228,080
6.5%, 5-1-35	320	326,000
5.176%, 6-1-35	467	461,563
5.0%, 7-1-35	94	89,791
5.5%, 7-1-35	245	238,992
4.5%, 9-1-35	294	271,634
5.5%, 10-1-35	197	192,340
5.5%, 10-1-35	638	623,817
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.97248%, 6-17-45	1,568	89,945
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.25%, 7-15-24	135	139,738
5.5%, 12-15-34	438	433,968
Government National Mortgage Association Non-Agency REMIC/CMO,
5.008%, 12-16-25	500	486,931

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 53.65%		$16,616,054

(Cost: $16,954,277)

SHORT-TERM SECURITIES

Aluminum - 4.63%
Alcoa Incorporated,
4.86%, 4-3-06	1,434	1,433,613

Multiple Industry - 4.25%
Detroit Edison Co.,
4.83%, 4-3-06	1,317	1,316,646

TOTAL SHORT-TERM SECURITIES - 8.88%		$2,750,259

(Cost: $2,750,259)

TOTAL INVESTMENT SECURITIES - 100.00%		$30,972,281

(Cost: $31,597,854)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the total value of these securities amounted to $3,050,051 or 9.85% of total investments.

The Investments of W&R Target Real Estate Securities Portfolio
March 31, 2006
COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.71%
Brookfield Properties Corporation	41,050	$1,401,858

Homebuilders, Mobile Homes - 0.51%
Centex Corporation	900	55,791
Lennar Corporation	1,100	66,418
Toll Brothers, Inc.*	2,000	69,260
		191,469
Hotels and Gaming - 8.19%
Hilton Hotels Corporation	34,000	865,640
Marriott International, Inc., Class A	6,100	418,460
Starwood Hotels & Resorts Worldwide, Inc.	26,700	1,808,391
		3,092,491
Multiple Industry - 1.09%
Forest City Enterprises, Inc., Class A	8,726	411,431

Real Estate Investment Trust - 84.96%
AMB Property Corporation	7,200	390,744
Alexandria Real Estate Equities, Inc.	4,000	381,320
American Campus Communities, Inc.	16,500	427,515
Archstone-Smith Trust	12,900	629,133
AvalonBay Communities, Inc.	8,100	883,710
BioMed Realty Trust, Inc.	27,643	819,338
Boston Properties, Inc.	9,200	857,900
Brandywine Realty Trust	29,300	930,568
CBL & Associates Properties, Inc.	10,100	428,745
Camden Property Trust	15,500	1,116,775
Columbia Equity Trust, Inc.	9,400	165,252
Cousins Properties Incorporated	8,600	287,498
Developers Diversified Realty Corporation	21,800	1,193,550
DiamondRock Hospitality Company	20,000	276,200
Duke Realty Corporation	16,800	637,560
Equity Lifestyle Properties, Inc.	3,900	194,025
Equity One, Inc.	21,400	525,584
Equity Residential	34,700	1,623,613
Essex Property Trust, Inc.	2,200	239,206
First Industrial Realty Trust, Inc.	13,100	559,239
First Potomac Realty Trust	4,900	138,425
General Growth Properties, Inc.	25,980	1,269,642
Gramercy Capital Corp.	8,400	209,412
Hersha Hospitality Trust	4,700	46,013
Home Properties, Inc.	6,500	332,150
Host Marriott Corporation	30,300	648,420
Innkeepers USA Trust	7,400	125,430
Kilroy Realty Corporation	2,200	169,972
Kimco Realty Corporation	32,800	1,332,992
Kite Realty Group Trust	38,600	615,670
Liberty Property Trust	9,900	466,884
Macerich Company (The)	9,000	665,550
Mack-Cali Realty Corporation	6,700	321,600
Maguire Properties, Inc.	13,800	503,700
Mills Corporation (The)	10,200	285,600
Newcastle Investment Corp.	8,300	198,536
NorthStar Realty Finance Corp.	16,900	185,055
Pan Pacific Retail Properties, Inc.	2,400	170,160
ProLogis	46,702	2,498,557
Public Storage, Inc.	9,400	763,562
Reckson Associates Realty Corp.	8,000	366,560
Regency Centers Corporation	6,500	436,735
Republic Property Trust	10,000	117,700
SL Green Realty Corp.	2,700	274,050
Simon Property Group, Inc.	26,000	2,187,640
Spirit Finance Corporation	24,900	303,780
Strategic Hotels & Resorts, Inc.	19,600	456,288
Sunstone Hotel Investors, Inc.	18,100	524,357
Trizec Properties, Inc.	40,300	1,036,919
U-Store-It Trust	15,600	314,340
United Dominion Realty Trust, Inc.	28,200	804,828
Ventas, Inc.	12,100	401,478
Vornado Realty Trust	12,500	1,200,000
Weingarten Realty Investors	3,200	130,400
		32,069,880

TOTAL COMMON STOCKS - 98.46%		$37,167,129

(Cost: $28,634,316)

SHORT-TERM SECURITY - 1.54%	Principal Amount in Thousands

Aluminum
Alcoa Incorporated,
4.86%, 4-3-06 (Cost: $581,843)	$582	$581,843

TOTAL INVESTMENT SECURITIES - 100.00%		$37,748,972

(Cost: $29,216,159)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Science and Technology Portfolio
March 31, 2006
COMMON STOCKS	Shares	Value

Broadcasting - 0.44%
WorldSpace, Inc., Class A*	222,700	$1,671,364

Business Equipment and Services - 12.42%
CheckFree Corporation*	207,900	10,493,753
Cogent, Inc.*	161,200	2,943,512
Euronet Worldwide, Inc.*	279,950	10,587,709
Global Cash Access, Inc.*	115,600	2,025,312
Headwaters Incorporated*	139,500	5,550,705
Satyam Computer Services (Shanghai) Co., Ltd.	210,100	9,193,976
Telvent GIT, S.A.*	163,700	2,227,139
VeriFone Holdings, Inc.*	146,400	4,434,456
		47,456,562
Communications Equipment- 0.99%
Juniper Networks, Inc.*	197,200	3,769,478

Computers -- Main and Mini - 0.99%
Hewlett-Packard Company	115,000	3,783,500

Computers -- Peripherals - 8.66%
Adobe Systems Incorporated	215,100	7,518,821
Aspen Technology, Inc.*	479,600	6,064,542
Oracle Corporation*	295,900	4,052,350
Symbol Technologies, Inc.	1,138,604	12,046,430
Synaptics Incorporated*	155,200	3,410,520
		33,092,663
Consumer Electronics - 6.58%
Research In Motion Limited*	296,500	25,134,305

Defense - 2.02%
ESCO Technologies Inc.*	152,800	7,739,320

Electronic Components - 11.76%
Advanced Micro Devices, Inc.*	215,600	7,149,296
Cypress Semiconductor Corporation*	331,900	5,625,705
PortalPlayer, Inc.*	201,800	4,487,023
Saifun Semiconductors Ltd.*	90,400	2,821,384
Samsung Electronics Co., Ltd. (A)	25,100	16,275,216
SanDisk Corporation*	53,600	3,078,248
Spansion Inc., Class A*	40,000	594,200
Volterra Semiconductor Corporation*	256,900	4,902,936
		44,934,008
Electronic Instruments - 1.02%
ASML Holding N.V., NY Registery Shares*	191,200	3,895,700

Food and Related - 2.81%
Archer Daniels Midland Company	319,000	10,734,350

Health Care -- Drugs - 9.12%
Affymetrix, Inc.*	208,800	6,873,696
Cephalon, Inc.*	52,300	3,150,552
Endo Pharmaceuticals Holdings Inc.*	75,300	2,468,334
Genzyme Corporation*	155,400	10,470,075
Neurocrine Biosciences, Inc.*	153,100	9,878,012
Nuvelo, Inc.*	114,000	2,029,770
		34,870,439
Health Care -- General - 2.30%
Advanced Medical Optics, Inc.*	181,100	8,446,504
Radiation Therapy Services, Inc.*	13,800	351,348
		8,797,852
Hospital Supply and Management - 21.82%
Cerner Corporation*	615,000	29,098,725
HealthSouth Corporation*	777,400	3,875,339
Triad Hospitals, Inc.*	344,000	14,413,600
UnitedHealth Group Incorporated	156,300	8,730,918
WellCare Health Plans, Inc.*	386,400	17,558,016
WellPoint, Inc.*	125,400	9,709,722
		83,386,320
Multiple Industry - 1.41%
Himax Technologies, Inc.*	420,800	3,682,000
Nextest Systems Corporation*	54,300	885,633
Technology Investment Capital Corp.	57,651	843,722
		5,411,355
Petroleum -- International - 2.58%
Noble Energy, Inc.	224,700	9,868,824

Timesharing and Software - 6.93%
Alliance Data Systems Corporation*	441,400	20,644,278
Google Inc., Class A*	15,150	5,852,369
		26,496,647
Utilities -- Electric - 0.44%
Plug Power Inc.*	338,200	1,684,236

Utilities -- Telephone - 0.95%
ALLTEL Corporation	56,300	3,645,425

TOTAL COMMON STOCKS - 93.24%		$356,372,348

(Cost: $271,045,038)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Food and Related - 1.30%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
4.84%, 4-18-06	$5,000	4,988,572

Utilities -- Electric - 2.62%
Wisconsin Electric Power Co.,
4.87%, 4-3-06	10,000	9,997,295

Utilities -- Telephone - 2.84%
AT&T Inc.,
4.85%, 4-3-06	10,845	10,842,078

TOTAL SHORT-TERM SECURITIES - 6.76%		$25,827,945

(Cost: $25,827,945)

TOTAL INVESTMENT SECURITIES - 100.00%		$382,200,293

(Cost: $296,872,983)

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

The Investments of W&R Target Small Cap Growth Portfolio
March 31, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 0.88%
UTi Worldwide Inc.	180,900	$5,706,491

Apparel - 2.64%
Quiksilver, Inc.*	461,100	6,390,846
Volcom, Inc.*	305,200	10,822,392
		17,213,238
Banks - 1.40%
City National Corporation	118,700	9,114,973

Business Equipment and Services - 11.24%
CheckFree Corporation*	338,055	17,063,326
Euronet Worldwide, Inc.*	103,900	3,929,498
Headwaters Incorporated*	171,200	6,812,048
Resources Connection, Inc.*	423,964	10,558,823
Strayer Education, Inc.	97,400	9,955,254
Tetra Tech, Inc.*	401,600	7,660,520
VeriFone Holdings, Inc.*	330,800	10,019,932
West Corporation*	164,800	7,359,144
		73,358,545
Capital Equipment - 1.48%
Cooper Cameron Corporation*	218,600	9,635,888

Communications Equipment - 4.46%
ADTRAN, Inc.	332,050	8,691,409
General Cable Corporation*	342,400	10,384,992
Plantronics, Inc.	281,900	9,987,717
		29,064,118
Computers -- Peripherals - 9.45%
Allscripts Healthcare Solutions, Inc.*	456,700	8,359,893
Avid Technology, Inc.*	293,000	12,732,315
Cognex Corporation	482,100	14,284,623
Kronos Incorporated*	230,000	8,582,450
MICROS Systems, Inc.*	144,300	6,645,737
Nautilus Group, Inc. (The)	739,800	11,060,010
		61,665,028
Cosmetics and Toiletries - 0.96%
Nu Skin Enterprises, Inc., Class A	357,200	6,261,716

Defense - 2.04%
DRS Technologies, Inc.	242,900	13,327,923

Electrical Equipment - 0.66%
Microsemi Corporation*	147,400	4,290,077

Electronic Components - 0.53%
Evergreen Solar, Inc.*	225,300	3,467,367

Electronic Instruments - 7.21%
Energy Conversion Devices, Inc.*	74,800	3,678,290
FLIR Systems, Inc.*	584,400	16,599,882
Trimble Navigation Limited*	334,500	15,060,863
WMS Industries Inc.*	389,050	11,710,405
		47,049,440
Finance Companies - 3.03%
Financial Federal Corporation	343,575	10,066,747
Nelnet, Inc., Class A*	233,000	9,704,450
		19,771,197
Food and Related - 1.32%
United Natural Foods, Inc.*	245,700	8,593,358

Health Care -- Drugs - 2.73%
Affymetrix, Inc.*	205,900	6,778,228
Martek Biosciences Corporation*	337,124	11,061,038
		17,839,266
Health Care -- General - 12.06%
American Medical Systems Holdings, Inc.*	372,300	8,376,750
Connetics Corporation*	327,300	5,537,916
Digene Corporation*	88,500	3,459,907
FoxHollow Technologies, Inc.*	334,800	10,206,378
Hologic, Inc.*	202,000	11,189,790
IntraLase Corp.*	472,400	10,947,870
OraSure Technologies, Inc.*	468,400	4,822,178
ResMed Inc.*	256,000	11,258,880
Schein (Henry), Inc.*	134,100	6,414,674
Symmetry Medical Inc.*	305,800	6,486,018
		78,700,361
Hospital Supply and Management - 7.23%
Cerner Corporation*	222,212	10,513,961
Emageon Inc.*	454,700	7,711,712
PSS World Medical, Inc.*	522,900	10,081,512
VCA Antech, Inc.*	184,100	5,241,327
WellCare Health Plans, Inc.*	300,200	13,641,088
		47,189,600
Hotels and Gaming - 2.27%
Scientific Games Corporation, Class A*	422,600	14,822,695

Non-Residential Construction - 1.08%
Perini Corporation*	232,500	7,061,025

Petroleum -- Domestic - 1.30%
Western Gas Resources, Inc.	175,700	8,477,525

Petroleum -- International - 1.49%
Newfield Exploration Company*	231,500	9,699,850

Petroleum -- Services - 3.80%
Dril-Quip, Inc.*	103,300	7,318,805
Helix Energy Solutions Group, Inc.*	225,300	8,536,617
Hydril Company*	114,700	8,940,291
		24,795,713
Restaurants - 1.74%
P.F. Chang's China Bistro, Inc.*	131,100	6,454,709
Panera Bread Company, Class A*	65,500	4,919,050
		11,373,759
Retail -- Specialty Stores - 2.78%
Guitar Center, Inc.*	162,800	7,764,746
O'Reilly Automotive, Inc.*	282,900	10,341,410
		18,106,156
Timesharing and Software - 9.23%
Blackboard Inc.*	152,700	4,333,626
CoStar Group, Inc.*	148,100	7,679,725
Digitas Inc.*	757,450	10,899,705
FactSet Research Systems, Inc.	428,625	19,009,519
MicroStrategy Incorporated, Class A*	113,550	11,943,189
Zebra Technologies Corporation, Class A*	141,900	6,343,640
		60,209,404

TOTAL COMMON STOCKS - 93.01%		$606,794,713

(Cost: $473,722,846)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Capital Equipment - 0.77%
Deere (John) Capital Corporation,
4.85%, 4-6-06
	$5,000	4,996,632

Food and Related - 0.77%
Sara Lee Corporation,
4.81%, 4-4-06
	5,000	4,997,996

Mining - 0.76%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
4.76%, 5-1-06
	5,000	4,980,167

Multiple Industry - 1.96%
Detroit Edison Co.,
4.84%, 4-5-06
	7,800	7,795,805
Michigan Consolidated Gas Co.,
4.85%, 4-7-06
	5,000	4,995,958
		12,791,763
Publishing - 0.30%
Gannett Co., Inc.,
4.66%, 4-18-06
	2,000	1,995,599

Utilities -- Telephone - 1.66%
AT&T Inc.,
4.86%, 4-3-06
	10,863	10,860,067

Total Commercial Paper - 6.22%		40,622,224

Municipal Obligation -- Taxable - 0.77%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility), Taxable Series 1997A,
4.6%, 4-4-06
	5,000	5,000,000

TOTAL SHORT-TERM SECURITIES - 6.99%		$45,622,224

(Cost: $45,622,224)

TOTAL INVESTMENT SECURITIES - 100.00%		$652,416,937

(Cost: $519,345,070)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Small Cap Value Portfolio
March 31, 2006
COMMON STOCKS	Shares	Value

Aircraft - 1.14%
K&F Industries Holdings, Inc.*	56,200	$932,920
Orbital Sciences Corporation*	74,400	1,177,008
		2,109,928
Aluminum - 0.71%
Century Aluminum Company*	30,900	1,312,477

Apparel - 1.06%
Phillips-Van Heusen Corporation	51,500	1,967,815

Banks - 8.80%
Boston Private Financial Holdings, Inc.	50,700	1,710,871
Cathay General Bancorp	42,800	1,609,922
Central Pacific Financial Corp.	44,700	1,641,384
First Midwest Bancorp, Inc.	60,300	2,208,186
Taylor Capital Group, Inc.	47,400	1,862,346
Trustmark Corporation	54,400	1,719,312
Umpqua Holdings Corporation	59,700	1,700,256
Westamerica Bancorporation	23,900	1,240,291
Wintrust Financial Corporation	44,400	2,581,416
		16,273,984
Business Equipment and Services - 8.22%
Brink's Company (The)	111,700	5,669,892
CACI International Inc*	19,100	1,255,825
H&E Equipment Services, Inc.*	85,000	2,499,850
Lennox International Inc.	69,000	2,060,340
Waste Connections, Inc.*	46,300	1,843,203
Watson Wyatt & Company Holdings, Inc., Class A	57,900	1,886,382
		15,215,492
Capital Equipment - 0.65%
Actuant Corporation, Class A	19,600	1,199,912

Coal - 1.47%
Massey Energy Company	75,600	2,726,892

Communications Equipment - 0.96%
Polycom, Inc.*	82,400	1,781,076

Computers -- Peripherals - 2.71%
Electronics for Imaging, Inc.*	47,600	1,332,086
Imation Corp.	58,500	2,510,235
Progress Software Corporation*	40,100	1,164,705
		5,007,026
Construction Materials - 2.65%
Walter Industries, Inc.	73,700	4,909,894

Containers - 3.11%
AptarGroup, Inc.	33,800	1,867,450
Jarden Corporation*	118,150	3,881,228
		5,748,678
Defense - 0.47%
Hexcel Corporation*	39,695	872,099

Electronic Components - 3.15%
PMC-Sierra, Inc.*	116,200	1,431,584
Thomas & Betts Corporation*	85,400	4,387,852
		5,819,436
Electronic Instruments - 1.08%
Progressive Gaming International Corporation*	99,000	945,450
Rudolph Technologies, Inc.*	62,000	1,055,860
		2,001,310
Finance Companies - 2.16%
Hanover Insurance Group, Inc. (The)	76,300	3,999,646

Food and Related - 1.57%
Hain Celestial Group, Inc. (The)*	111,200	2,908,436

Forest and Paper Products - 1.55%
OfficeMax Incorporated	94,800	2,860,116

Health Care -- Drugs - 1.66%
Andrx Corporation*	105,800	2,511,162
Valeant Pharmaceuticals International	35,700	565,845
		3,077,007
Health Care -- General - 4.61%
dj Orthopedics, Inc.*	78,200	3,109,232
PolyMedica Corporation	58,000	2,456,010
Sybron Dental Specialties, Inc.*	71,900	2,965,156
		8,530,398
Hotels and Gaming - 4.18%
Gaylord Entertainment Company*	79,300	3,598,634
Kerzner International Limited*	27,200	2,116,704
Orient-Express Hotels Ltd.	14,200	557,066
Vail Resorts, Inc.*	38,200	1,460,004
		7,732,408
Insurance -- Life - 0.66%
Zenith National Insurance Corp.	25,300	1,217,689

Insurance -- Property and Casualty - 2.51%
Aspen Insurance Holdings Limited	119,000	2,934,540
Platinum Underwriters Holdings, Ltd.	58,500	1,702,350
		4,636,890
Leisure Time Industry - 2.03%
K2 Inc.*	42,200	529,610
Marvel Entertainment, Inc.*	70,900	1,426,508
RC2 Corporation*	45,400	1,806,012
		3,762,130
Motion Pictures - 1.03%
Regal Entertainment Group	101,100	1,901,691

Motor Vehicle Parts - 1.33%
Copart, Inc.*	55,800	1,529,757
Tenneco Automotive Inc.*	42,800	928,332
		2,458,089
Multiple Industry - 2.51%
American Railcar Industries, Inc.*	78,100	2,752,635
Koppers Holdings Inc.*	25,700	505,005
Tronox Incorporated, Class A*	81,600	1,383,936
		4,641,576
Non-Residential Construction - 2.20%
Washington Group International, Inc.	70,800	4,065,336

Petroleum -- Domestic - 3.12%
Comstock Resources, Inc.*	65,100	1,932,819
Goodrich Petroleum Corporation*	35,266	952,182
Houston Exploration Company (The)*	33,000	1,739,100
Whiting Petroleum Corporation*	28,091	1,151,450
		5,775,551
Publishing - 0.92%
Banta Corporation	32,600	1,694,548

Real Estate Investment Trust - 1.38%
HomeBanc Corp.	169,800	1,492,542
Trustreet Properties, Inc.	70,100	1,064,819
		2,557,361
Restaurants - 5.46%
CBRL Group, Inc.	61,200	2,687,598
Landry's Restaurants, Inc.	88,300	3,119,639
Lone Star Steakhouse & Saloon, Inc.	70,800	2,009,304
Ryans Restaurant Group, Inc.*	88,200	1,278,459
Triarc Companies, Inc.	55,500	1,011,765
		10,106,765
Retail -- General Merchandise - 2.56%
BJ's Wholesale Club, Inc.*	63,500	2,000,885
Cost Plus, Inc.*	28,500	486,922
Saks Incorporated*	36,100	696,730
Stage Stores, Inc.	52,450	1,560,388
		4,744,925
Retail -- Specialty Stores - 2.24%
Children's Place Retail Stores, Inc. (The)*	28,400	1,643,934
Finish Line, Inc. (The), Class A	55,600	913,786
Regis Corporation	45,900	1,582,632
		4,140,352
Savings and Loans - 1.83%
Sterling Financial Corporation	95,950	2,779,672
WSFS Financial Corporation	9,700	606,250
		3,385,922
Security and Commodity Brokers - 3.82%
National Financial Partners Corp.	51,500	2,910,780
Piper Jaffray Companies*	75,600	4,158,000
		7,068,780
Steel - 0.53%
Lone Star Technologies, Inc.*	17,600	975,216

Timesharing and Software - 3.13%
BISYS Group, Inc. (The)*	68,600	924,728
FileNet Corporation*	43,200	1,167,912
Hyperion Solutions Corporation*	26,650	868,390
Per-Se Technologies, Inc.*	106,000	2,825,430
		5,786,460
Trucking and Shipping - 2.24%
American Commercial Lines Inc.*	88,000	4,144,800

Utilities -- Electric - 4.27%
Black Hills Corporation	50,100	1,703,400
El Paso Electric Company*	75,900	1,445,136
ITC Holdings Corp.	56,500	1,483,125
NorthWestern Corporation	45,100	1,402,385
PNM Resources, Inc.	76,300	1,861,720
		7,895,766

TOTAL COMMON STOCKS - 95.68%		$177,013,877

(Cost: $155,678,638)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Forest and Paper Products - 1.85%
Sonoco Products Co.,
4.88%, 4-3-06	$3,431	3,430,070

Publishing - 0.85%
Gannett Co., Inc.,
4.66%, 4-18-06	1,575	1,571,534

Utilities -- Electric - 1.62%
Wisconsin Electric Power Co.,
4.87%, 4-3-06	3,000	2,999,188

TOTAL SHORT-TERM SECURITIES - 4.32%		$8,000,792

(Cost: $8,000,792)

TOTAL INVESTMENT SECURITIES - 100.00%		$185,014,669

(Cost: $163,679,430)

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.

The Investments of W&R Target Value Portfolio
March 31, 2006
COMMON STOCKS	Shares	Value

Aircraft - 1.05%
Lockheed Martin Corporation	48,700	$3,658,831

Aluminum - 0.62%
Alcoa Incorporated	71,300	2,178,928

Banks - 12.02%
Bank of America Corporation	325,500	14,823,270
Citigroup Inc.	203,906	9,630,480
Comerica Incorporated	24,800	1,437,656
Mellon Financial Corporation (A)	121,700	4,332,520
National City Corporation	128,800	4,495,120
Wachovia Corporation	63,800	3,575,990
Wells Fargo & Company	58,500	3,736,395
		42,031,431
Beverages - 2.02%
Diageo plc, ADR	59,300	3,761,399
Molson Coors Brewing Company, Class B (A)	48,100	3,300,622
		7,062,021
Broadcasting - 1.24%
Univision Communications Inc., Class A*	42,200	1,454,634
Viacom Inc., Class B	74,300	2,882,840
		4,337,474
Business Equipment and Services - 2.38%
ARAMARK Corporation, Class B	125,000	3,692,500
Waste Management, Inc. (A)	131,000	4,624,300
		8,316,800
Capital Equipment - 1.03%
Illinois Tool Works Inc.	37,600	3,621,256

Chemicals -- Petroleum and Inorganic - 0.77%
du Pont (E.I.) de Nemours and Company	64,200	2,709,882

Chemicals -- Specialty - 0.61%
Air Products and Chemicals, Inc.	31,800	2,136,642

Communications Equipment - 1.22%
Avaya Inc.*	140,700	1,589,910
Cisco Systems, Inc. (A)*	123,800	2,683,365
		4,273,275
Computers -- Main and Mini - 3.48%
Hewlett-Packard Company	264,200	8,692,180
Xerox Corporation*	229,100	3,482,320
		12,174,500
Computers -- Peripherals - 1.47%
Adobe Systems Incorporated	76,700	2,681,049
MICROS Systems, Inc. (A)*	53,100	2,445,521
		5,126,570
Electronic Components - 0.74%
Xilinx, Inc.	101,700	2,591,316

Finance Companies - 5.63%
Fannie Mae	169,900	8,732,860
Freddie Mac	135,000	8,235,000
Nelnet, Inc., Class A*	65,000	2,707,250
		19,675,110
Food and Related - 0.33%
General Mills, Inc.	22,900	1,160,572

Furniture and Furnishings - 1.11%
Masco Corporation	119,200	3,872,808

Health Care -- Drugs - 3.08%
AmerisourceBergen Corporation	82,400	3,977,448
Pfizer Inc.	273,200	6,808,144
		10,785,592
Health Care -- General - 2.44%
Boston Scientific Corporation (A)*	103,000	2,374,150
Da Vita Inc.*	72,600	4,371,246
Wyeth	36,900	1,790,388
		8,535,784
Hospital Supply and Management - 1.20%
Aetna Inc.	85,300	4,191,642

Insurance -- Life - 1.08%
UnumProvident Corporation	184,600	3,780,608

Insurance -- Property and Casualty - 5.55%
American International Group, Inc.	68,900	4,553,601
Assurant, Inc.	123,400	6,077,450
Everest Re Group, Ltd. (A)	40,800	3,809,496
St. Paul Companies, Inc. (The)	118,801	4,964,694
		19,405,241
Leisure Time Industry - 2.44%
Cendant Corporation	256,300	4,446,805
Time Warner Inc.	148,200	2,488,278
Walt Disney Company (The)	56,700	1,581,363
		8,516,446
Motion Pictures - 0.98%
News Corporation Limited, Class A	206,000	3,421,660

Motor Vehicle Parts - 0.34%
American Axle & Manufacturing Holdings, Inc. (A)	69,600	1,192,248

Multiple Industry - 6.23%
Altria Group, Inc.	93,800	6,646,668
General Electric Company	186,500	6,486,470
Genworth Financial, Inc.	126,900	4,242,267
Mirant Corporation*	175,900	4,397,500
		21,772,905
Petroleum -- International - 12.66%
Anadarko Petroleum Corporation	20,300	2,050,503
ChevronTexaco Corporation	158,400	9,182,448
ConocoPhillips	129,100	8,152,665
Devon Energy Corporation	92,200	5,639,874
Exxon Mobil Corporation	316,304	19,250,261
		44,275,751
Petroleum -- Services - 0.72%
BJ Services Company	72,500	2,508,500

Publishing - 0.56%
Gannett Co., Inc.	32,900	1,971,368

Railroad - 1.68%
Union Pacific Corporation (A)	62,800	5,862,380

Real Estate Investment Trust - 2.25%
Duke Realty Corporation	102,400	3,886,080
Kimco Realty Corporation	98,100	3,986,784
		7,872,864
Retail -- Food Stores - 0.64%
CVS Corporation	75,300	2,249,211

Retail -- General Merchandise - 3.27%
Dollar General Corporation	200,500	3,542,835
Family Dollar Stores, Inc.	150,400	4,000,640
J. C. Penney Company, Inc.	64,400	3,890,404
		11,433,879
Security and Commodity Brokers - 8.21%
Bear Stearns Companies Inc. (The)	32,400	4,493,880
CIT Group Inc.	77,300	4,137,096
Lehman Brothers Holdings Inc.	8,000	1,156,240
Merrill Lynch & Co., Inc.	95,100	7,490,076
Morgan (J.P.) Chase & Co.	274,688	11,438,008
		28,715,300
Utilities -- Electric - 4.94%
Energy East Corporation	149,600	3,635,280
Exelon Corporation	96,100	5,083,690
NRG Energy, Inc.*	97,000	4,386,340
PPL Corporation	142,000	4,174,800
		17,280,110
Utilities -- Telephone - 5.09%
AT&T Inc.	265,400	7,176,416
Iowa Telecommunications Services, Inc.	203,400	3,880,872
Sprint Nextel Corporation	121,500	3,139,560
Verizon Communications Inc.	105,800	3,603,548
		17,800,396

TOTAL COMMON STOCKS - 99.08%		$346,499,301

(Cost: $300,083,783)

PREFERRED STOCK - 0.22%

Finance Companies
Federal National Mortgage Association, 5.375% Convertible	8	$766,542
(Cost: $800,000)

SHORT-TERM SECURITY - 0.70%	Principal Amount in Thousands

Aluminum
Alcoa Incorporated,
4.86%, 4-3-06 (Cost: $2,462,335)	$2,463	$2,462,335

TOTAL INVESTMENT SECURITIES - 100.00%		$349,728,178

(Cost: $303,346,118)

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written options outstanding at March 31, 2006.
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Cisco Systems, Inc.	619	May/22.5	$24,140	$31,569
Mellon Financial Corporation	307	June/37.5	11,506	13,815
Molson Coors Brewing Company, Class B	269	May/70	42,321	39,005
Union Pacific Corporation	18	April/95	1,836	2,070
Waste Management, Inc.	675	April/35	30,374	50,625

			$110,177	$137,084

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

American Axle & Manufacturing Holdings, Inc.	539	April/15	$31,617	$13,475
American Axle & Manufacturing Holdings, Inc.	539	July/15	68,467	51,205
Boston Scientific Corporation	367	May/20	12,250	7,340
MICROS Systems, Inc.	104	June/40	10,096	6,240
Everest Re Group, Ltd.	95	May/90	10,358	13,300

			$132,788	$91,560

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W&R Target Funds, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: May 30, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: May 30, 2006